                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4025
                                  ---------------------------------------------

                        American Century Municipal Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   May 31, 2003
                        --------------------------------------------------------
Date of reporting period:  November 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.
[front cover]

NOVEMBER 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge]

Tax-Free Money Market
Tax-Free Bond

[american century logo and text logo (reg.sm)]

Our Message to You.......................................................   1

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information................................................... 30
Index Definition.......................................................... 31

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]
JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Tax-Free Money Market and Tax-Free Bond funds for the six months ended
November 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

    /s/James E. Stowers, Jr.

    James E. Stowers, Jr.
    FOUNDER AND CHAIRMAN

    /s/James E. Stowers III

    James E. Stowers III
    CO-CHAIRMAN OF THE BOARD

------
1

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003

                                 ------------------------------------
                                        AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR    5 YEARS(1)  10 YEARS(1)  INCEPTION(1)   DATE
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET   0.74%       2.28%        2.68%      3.53%      7/31/84
--------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S TAX-EXEMPT
MONEY MARKET FUNDS      0.46%       1.98%        2.48%     3.35%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(3)           11 of 126    8 of 105     12 of 78    5 of 35        --
--------------------------------------------------------------------------------

(1) Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

(2) Since 8/31/84, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
A-1+                                         84%                   62%
--------------------------------------------------------------------------------
A-1                                          16%                   38%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
1-30 days                                    80%                   91%
--------------------------------------------------------------------------------
31-90 days                                    --                    --
--------------------------------------------------------------------------------
91-180 days                                   8%                    4%
--------------------------------------------------------------------------------
More than 180 days                           12%                    5%
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                  0.75%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                  0.75%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 1.00%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 1.04%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 1.12%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 1.15%
--------------------------------------------------------------------------------

*The tax brackets indicated are for federal taxes only.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Tax-Free Money Market - Portfolio Commentary

BY ALAN KRUSS, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Tax-Free Money Market returned 0.31% for the six months ended November 30, 2003.
This return ranked the fund 13th out of the 128 funds in Lipper Inc.'s
"Tax-Exempt Money Market Funds" category, and placed it in the top 11% of its
Lipper peers. In addition, the portfolio's long-term returns continued to hold up well against the competition, ranking in the top 10% for the one- and five-year periods, and the top 16% for the 10-year period ended November 30 (see the previous page for performance figures).

ECONOMIC & MARKET REVIEW

The U.S. economy picked up steam during the period, with growth accelerating from a 3.1% annual pace at the end of the second quarter to 8.2% in the third quarter of 2003 (as measured by real gross domestic product). One drag on the economy was unemployment: the U.S. economy lost 140,000 jobs in the first two months of the period, pushing the unemployment rate up to 6.4% in June. In
August, employment reports started turning positive, and the unemployment rate gradually dropped back to 5.9% by November. The employment data, other signs of economic weakness that lasted until mid-summer, and low inflation, prompted the
Federal Reserve (the Fed) to cut its short-term interest rate target to a mere
1.0% in June.

Municipal money market yields generally fell during the six months. Yields fell significantly in June after the Fed's rate cut, but they recovered to a certain extent as demand for money market securities fell during the year. Assets invested in money market funds have dropped by nearly 9% in 2003 because of money funds' low yields--largely the result of 13 Fed interest rate cuts spread over the past three years. Tax-Free Money Market's 7-day current yield held up fairly well during the period, falling only 10 basis points, from 0.85% at the end of May, to 0.75% at the end of November.

PORTFOLIO STRATEGY

The portfolio's weighted average maturity (WAM) averaged around 45 days, moving from a low of 25 days early in June to 46 days at the end of November. The WAM was extended when we invested in some Texas TRANs (Tax & Revenue Anticipation
Notes) with very attractive yields, maturing in August of 2004.

But the majority of the portfolio--about 80%--remained in "floaters"--very short-term floating-rate municipal notes. (You'll see them labeled as VRDNs in the report's Schedule of Investments.) Overall, yields on floaters were competitive with, or better than, those on one-year muni notes. And we preferred not to lock ourselves into low-yielding notes with longer maturities.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very low levels. Nonetheless, we expect the fund to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

------
3

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ALABAMA -- 1.6%
--------------------------------------------------------------------------------
         $ 4,200   Brundidge Combined Utilities
                   Rev., Series 2002 A, VRDN,
                   1.30%, 12/4/03
                   (LOC: SouthTrust Bank N.A.)                       $  4,200
--------------------------------------------------------------------------------
ARIZONA -- 1.8%
--------------------------------------------------------------------------------
           1,215   Pinal County Industrial
                   Development Auth. Pollution
                   Control Rev., (Newmont),
                   VRDN, 1.10%, 12/1/03
                   (LOC: ABN AMRO Bank N.V.)                            1,215
--------------------------------------------------------------------------------
           3,500   Pinal County Industrial
                   Development Auth. Solid Waste
                   Disposal Rev., (S & T Dairy LLC),
                   VRDN, 1.35%, 12/4/03
                   (LOC: Wells Fargo Bank N.A.)                         3,500
--------------------------------------------------------------------------------
                                                                        4,715
--------------------------------------------------------------------------------
CALIFORNIA -- 20.1%
--------------------------------------------------------------------------------
           1,735   Alameda County Industrial
                   Development Auth. Rev.,
                   (Design Workshops), VRDN,
                   1.40%, 12/4/03 (LOC: Wells
                   Fargo Bank N.A.)                                     1,735
--------------------------------------------------------------------------------
           3,500   California GO, Series 2003 C4,
                   VRDN, 1.12%, 12/4/03 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America N.A.,
                   Bank of Nova Scotia)                                 3,500
-------------------------------------------------------------------------------
           4,000   California Rev. Anticipation
                   Notes, Series 2003 A1, 2.00%,
                   6/23/04 (LOC: HSH Nordbank AG)                       4,021
-------------------------------------------------------------------------------
          12,000   California Rev. Anticipation
                   Warrants, Series 2003 A, 2.00%,
                   6/16/04 (FWPA)                                      12,058
-------------------------------------------------------------------------------
           6,500   El Monte Community
                   Redevelopment Agency Rev.,
                   Series 2003 A, (Pacific Towers
                   Apartment), 1.15%, 3/31/04 (GIC:
                   FSA Capital Management Services)                     6,500
-------------------------------------------------------------------------------
           9,165   Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.45%, 12/4/03
                   (SBBPA: Bank of New York)
                   (Acquired 9/19/02, Cost $9,165)(1)                   9,165
-------------------------------------------------------------------------------
          12,500   San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.12%, 12/1/03 (XLCA)                               12,500
-------------------------------------------------------------------------------
           2,500   San Bernardino County Multifamily
                   Housing Auth. Rev., Series
                   1990 A, (Highland Hills),
                   1.25%, 5/1/04 (Acquired 4/30/03,
                   Cost $2,500) (GIC: FHLB)(1)                          2,500
-------------------------------------------------------------------------------
                                                                       51,979
-------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                         Value
-------------------------------------------------------------------------------
COLORADO -- 6.1%
-------------------------------------------------------------------------------
         $ 3,340   Arvada Water Enterprise Rev.,
                   VRDN, 1.20%, 12/1/03 (FSA)
                   (SBBPA: Dexia Credit Local)                       $  3,340
-------------------------------------------------------------------------------
           5,345   Avada West Town Center
                   Improvement District GO,
                   VRDN, 1.27%, 12/4/03
                   (LOC: KeyBank N.A.)                                  5,345
--------------------------------------------------------------------------------
           7,000   Colorado Housing & Finance
                   Auth. Rev., (Kroger Co.), VRDN,
                   1.25%, 12/4/03 (LOC: U.S.
                   Bank Trust N.A.)                                     7,000
--------------------------------------------------------------------------------
                                                                       15,685
--------------------------------------------------------------------------------
FLORIDA -- 4.3%
--------------------------------------------------------------------------------
             600   Alachua County Housing Finance
                   Auth. Rev., (University Cove
                   Apartments), VRDN, 1.14%, 12/3/03
                   (LOC: FNMA)                                            600
--------------------------------------------------------------------------------
           1,900   Broward County Airport Exempt
                   Facility Rev., (Various LearJet Inc.
                   Projects), VRDN, 1.25%, 12/4/03
                   (LOC: Bank of America)                               1,900
--------------------------------------------------------------------------------
           6,305   Florida Housing Finance Agency
                   Multifamily Rev., (Country Club),
                   VRDN, 1.25%, 12/4/03
                   (LOC: FHLMC)                                         6,305
--------------------------------------------------------------------------------
           2,300   Miami Health Facilities Auth. Rev.,
                   VRDN, 1.23%, 12/4/03 (SBBPA:
                   Westdeutsche Landesbank AG)
                   (Acquired 3/7/03-11/28/03,
                   Cost $2,300)(1)                                      2,300
--------------------------------------------------------------------------------
                                                                       11,105
--------------------------------------------------------------------------------
GEORGIA -- 1.1%
--------------------------------------------------------------------------------
           2,725   Fulton County Development Auth.
                   Industrial Rev., VRDN, 1.16%,
                   2/15/03 (CRP: Automatic
                   Data Processing)                                     2,725
--------------------------------------------------------------------------------
IDAHO -- 1.2%
--------------------------------------------------------------------------------
           3,000   Lincoln County Industrial
                   Development Corp. Rev.,
                   (Double A Dairy), VRDN, 1.35%,
                   12/4/03 (LOC: Bank of America N.A.)                  3,000
--------------------------------------------------------------------------------
INDIANA -- 11.1%
--------------------------------------------------------------------------------
           5,500   Fort Wayne Industrial Economic
                   Development Rev., (Lutheran
                   Homes Inc.), VRDN, 1.20%,
                   12/4/03 (LOC: Fifth Third Bank)                      5,500
--------------------------------------------------------------------------------
           2,800   Jasper County Industrial
                   Development Rev., (Newberry
                   Farms LLC), VRDN, 1.35%,
                   12/4/03 (LOC: Bank of the West)                      2,800
--------------------------------------------------------------------------------
           6,500   La Porte Industrial Development
                   Rev., (KKO Realty), VRDN, 1.35%,
                   12/4/03 (LOC: Bank of New York)                      6,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
4

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
         $ 1,700   Morgan County Rev., Series 2002 A,
                   (Morgan Hospital & Medical
                   Center), VRDN, 1.23%, 12/4/03
                   (LOC: Fifth Third Bank)                           $  1,700
--------------------------------------------------------------------------------
          12,330   Morgan County Rev., Series 2002 B,
                   (Morgan Hospital & Medical
                   Center), VRDN, 1.23%, 12/4/03
                   (LOC: Fifth Third Bank)                             12,330
--------------------------------------------------------------------------------
                                                                       28,830
--------------------------------------------------------------------------------
KENTUCKY -- 0.8%
--------------------------------------------------------------------------------
           1,000   Murray Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.25%,
                   12/4/03 (LOC: U.S. Bank N.A.)                        1,000
--------------------------------------------------------------------------------
           1,000   Winchester Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.25%,
                   12/4/03 (LOC: U.S. Bank N.A.)                        1,000
--------------------------------------------------------------------------------
                                                                        2,000
--------------------------------------------------------------------------------
LOUISIANA -- 1.9%
--------------------------------------------------------------------------------
           2,800   Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Trinity Episcopal School),
                   VRDN, 1.20%, 12/3/03
                   (LOC: SunTrust Bank)                                 2,800
--------------------------------------------------------------------------------
           2,000   Regional Transportation Auth.
                   COP, 4.00%, 5/1/04 (MBIA)                            2,025
--------------------------------------------------------------------------------
                                                                        4,825
--------------------------------------------------------------------------------
MINNESOTA -- 2.9%
--------------------------------------------------------------------------------
           7,440   Dakota County Community
                   Development Agency Rev.,
                   (Catholic Finance Corp.),
                   VRDN, 1.25%, 12/3/03
                   (LOC: U.S. Bank N.A.)                                7,440
--------------------------------------------------------------------------------
MISSOURI -- 2.8%
--------------------------------------------------------------------------------
           7,355   Kansas City Tax Allocation Rev.,
                   Series 2003 A, (Chouteau I-35),
                   VRDN, 1.30%, 12/4/03 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                         7,355
--------------------------------------------------------------------------------
MULTI-STATE -- 9.5%
--------------------------------------------------------------------------------
          17,495   Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 1.35%,
                   12/4/03 (AMBAC) (SBBPA: State
                   Street Bank & Trust Co.) (Acquired
                   5/2/00-11/12/03, Cost $17,495)(1)                   17,495
--------------------------------------------------------------------------------
           7,107   Koch Floating Rate Trust Various
                   States Rev., Series 2001-1, VRDN,
                   1.35%, 12/4/03 (AMBAC) (SBBPA:
                   State Street Bank & Trust Co.)
                   (Acquired 11/4/02-6/16/03,
                   Cost $7,107)(1)                                      7,107
--------------------------------------------------------------------------------
                                                                       24,602
--------------------------------------------------------------------------------
NEVADA -- 1.4%
--------------------------------------------------------------------------------
           3,700   Clark County Economic
                   Development Rev., (Lutheran
                   Secondary School Association),
                   VRDN, 1.35%, 12/4/03
                   (LOC: Allied Irish Bank plc)                         3,700
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
NEW JERSEY -- 0.6%
--------------------------------------------------------------------------------
         $ 1,500   New Jersey Economic
                   Development Auth. Rev.,
                   (Erasteel Inc.), VRDN,
                   1.40%, 12/4/03
                   (LOC: Svenska Handelsbanken)                      $  1,500
--------------------------------------------------------------------------------
NEW YORK -- 3.3%
--------------------------------------------------------------------------------
           8,500   New York State Thruway
                   Auth. Rev., Series 2003 A,
                   1.125%, 3/25/04                                      8,500
--------------------------------------------------------------------------------
OHIO -- 2.0%
--------------------------------------------------------------------------------
           5,300   Miami County Hospital Facilities
                   Rev., VRDN, 1.23%, 12/4/03
                   (Acquired 3/25/02, Cost $5,300)
                   (LOC: National Australia Bank, Ltd.)(1)              5,300
--------------------------------------------------------------------------------
OREGON -- 6.2%
--------------------------------------------------------------------------------
          13,100   Port of Portland Public Grain
                   Elevator Rev., (Columbia Grain Inc.),
                   VRDN, 1.27%, 12/4/03
                   (LOC: Wachovia Bank, N.A.)                          13,100
--------------------------------------------------------------------------------
           3,000   State of Oregon GO Tax Anticipation
                   Notes, 2.25%, 11/15/04                               3,033
--------------------------------------------------------------------------------
                                                                       16,133
--------------------------------------------------------------------------------
TENNESSEE -- 6.5%
--------------------------------------------------------------------------------
           7,580   Bradley County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 1.25%, 12/4/03
                   (LOC: U.S. Bank N.A.)                                7,580
--------------------------------------------------------------------------------
           1,150   Knox County Industrial Development
                   Board Rev., (Kroger Co.),
                   VRDN, 1.25%, 12/4/03
                   (LOC: U.S. Bank Trust N.A.)                          1,150
--------------------------------------------------------------------------------
           8,200   Shelby County Health
                   Educational & Housing Facilities
                   Board Rev., (Kings Daughter
                   & Sons), VRDN, 1.30%, 12/4/03
                   (LOC: AmSouth Bank)                                  8,200
--------------------------------------------------------------------------------
                                                                       16,930
--------------------------------------------------------------------------------
TEXAS -- 10.7%
--------------------------------------------------------------------------------
           5,500   Gulf Coast Industrial Development
                   Auth. Rev., (Petrounited Term
                   Inc.), VRDN, 1.25%, 12/4/03
                   (LOC: Bank One Texas N.A.)                           5,500
--------------------------------------------------------------------------------
           2,000   Pasadena Independent School
                   District GO, Series 2000 A, 1.35%,
                   4/1/04 (PSF) (SBBPA:
                   Westdeutsche Landesbank AG)                          2,000
--------------------------------------------------------------------------------
           9,870   Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.35%, 12/4/03
                   (SBBPA: Bank of New York)
                   (Acquired 9/19/02, Cost $9,870)(1)                   9,870
--------------------------------------------------------------------------------
          10,200   Texas Tax & Revenue Anticipation
                   Notes, 2.00%, 8/31/04                               10,263
--------------------------------------------------------------------------------
                                                                       27,633
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
VERMONT -- 1.5%
--------------------------------------------------------------------------------
         $ 1,970   Vermont Educational & Health
                   Buildings Financing Agency
                   Rev., Series 2003 B, (Vermont
                   Law School), VRDN, 1.20%,
                   12/4/03 (LOC: SunTrust Bank)                      $  1,970
--------------------------------------------------------------------------------
           2,000   Vermont Industrial Development
                   Auth. Rev., (Central Public Service
                   Corp.), VRDN, 1.15%, 12/15/03
                   (LOC: Citizens Bank of MA)                           2,000
--------------------------------------------------------------------------------
                                                                        3,970
--------------------------------------------------------------------------------
WASHINGTON -- 1.9%
--------------------------------------------------------------------------------
           1,015   Pierce County Economic
                   Development Corporate Rev.,
                   (K & M Holdings II), VRDN,
                   1.40%, 12/3/03 (LOC: Wells
                   Fargo Bank, N.A.) (Acquired
                   11/17/97, Cost $1,015)(1)                            1,015
--------------------------------------------------------------------------------
           1,400   Snohomish County School
                   District No. 15 Edmonds GO,
                   Series 2003 B, 5.00%, 6/1/04
                   (FSA/School Board Guaranteed)                        1,427
--------------------------------------------------------------------------------
           2,400   Washington Housing Finance
                   Commission Nonprofit Rev.,
                   (YMCA Columbia/Willamette),
                   VRDN, 1.20%, 12/4/03
                   (LOC: Wells Fargo Bank, N.A.)                        2,400
--------------------------------------------------------------------------------
                                                                        4,842
--------------------------------------------------------------------------------
WYOMING -- 0.7%
--------------------------------------------------------------------------------
           1,800   Sweetwater County Pollution
                   Control Rev., Series 1988 B,
                   (Pacificorp), VRDN, 1.10%,
                   12/1/03 (LOC: Bank One N.A.)                         1,800
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%                                $258,769
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

CRP = Corporate Guarantee

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

FWPA = Forward Warrant Purchase Agreement

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

PSF = Permanent School Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at November 30, 2003, was
     $54,752 (in thousands), which represented 21.1% of net assets. Restricted securities considered illiquid represent 1.0% of net assets.

See Notes to Financial Statements.

------
6

Tax-Free Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003

                                       -------------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                             1 YEAR    5 YEARS   10 YEARS  INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               5.72%      5.36%     5.46%      5.87%       3/2/87
--------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL
5-YEAR GO INDEX              5.72%      5.49%     5.52%      6.10%(1)      --
--------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
INTERMEDIATE MUNICIPAL
DEBT FUNDS                   5.57%      4.80%     5.23%      6.07%(2)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)   68 of 143  12 of 96  15 of 56    8 of 12(2)     --
--------------------------------------------------------------------------------
Institutional Class           --         --        --         3.05%(4)  4/15/03
--------------------------------------------------------------------------------

(1) Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(2) Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(4) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
--------------------------------------------------------------------------------
                             1994        1995      1996       1997       1998
--------------------------------------------------------------------------------
Investor Class              -1.90%      12.80%     4.99%      5.66%      6.77%
--------------------------------------------------------------------------------
Lehman Municipal
5-Year GO Index             -0.90%      11.99%     5.36%      5.38%      6.32%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                             1999        2000      2001       2002       2003
--------------------------------------------------------------------------------
Investor Class              -0.24%       7.29%     8.25%      6.02%      5.72%
--------------------------------------------------------------------------------
Lehman Municipal
5-Year GO Index              1.49%       5.62%     8.24%      6.47%      5.72%
-------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
7

Tax-Free Bond - Portfolio Commentary

BY KENNETH SALINGER, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Tax-Free Bond returned -0.19%* for the six months ended November 30, 2003, performance. By comparison, the average return of the 148 Intermediate Municipal
Debt Funds tracked by Lipper Inc. was -0.05%. (See the pre wasn't as solid as we would have liked, long-term performance remained solid. For example, Tax-Free
Bond ranked among the top 30% or better of its Lipper peer group for the five-
and 10-year periods ended November 30, 2003.

ECONOMIC AND GLOBAL BACKDROP

After serving out the second quarter at a 3.1% annualized pace, economic growth
(as measured by seasonally adjusted gross domestic product) accelerated to an estimated 8.2% during the third quarter. That surprisingly robust three-month rate marked the fastest quarterly increase since 1983. Activity appears to have tapered off some here in the fourth quarter, but is still forecast to rise in the neighborhood of 4-5%.

Encouraging economic news arrived in other forms as well, especially toward period-end. In particular, consumer confidence surged, housing-market activity remained near record levels, and durable goods orders generally increased as well.

In addition, inflation (as measured by the consumer price index) remained tame.
Prices were so well behaved that the Federal Reserve, which reduced its benchmark interest rate--the federal funds rate--to approximately a 45-year low of 1.00% in late June, said in late October that the chance for deflation, or a drop in prices, posed a bigger threat than an increase in prices.

Outside of the economic front, however, a full spate of troubling news tempered consumer enthusiasm going into the holiday season. Global evidence of increased terrorist activity, a brief evacuation of the White House, ongoing violence in
Iraq, and still-high oil prices reminded investors that plenty of challenges remained.

MUNICIPAL MARKET PERFORMANCE

Municipal bonds produced limited total returns, as evidenced by the 0.47% gain of the Lehman Brothers Municipal 5-Year GO Index.

The solid economic improvement weighed on bonds in general. However, terrorist-related concerns provided a limited counterbalance, as did Fed Chief
Alan Greenspan's early November reassurance that the Fed will remain patient regarding interest rates.

YIELDS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                    2.53%
--------------------------------------------------------------------------------
Institutional Class                               2.73%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 3.37%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 3.51%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 3.78%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 3.89%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only.

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
8

Tax-Free Bond - Portfolio Commentary

Stepped-up supply played a role as well. Although new municipal bond issuance tapered off some by the end of the six months, the supply of new municipal bonds kept 2003 on track to fall not far from 2002's $358 billion record. Fortunately, solid investor demand helped to buoy municipal bonds in spite of the increased supply.

PORTFOLIO STRATEGIES

With that environment in mind, we generally kept Tax-Free Bond's interest rate sensitivity conservatively low and even decreased it some from the start of
June. That generally helped performance when economic data surprised to the upside and bond prices fell, but dampened returns during rallies.

We maintained Tax-Free Bond's emphasis on better-rated bonds, as shown by the accompanying table regarding the portfolio's composition by credit rating.
However, we continued to look for lower-rated investment-grade bonds with what we felt were solid credit stories with the help of our credit research team.
Along those lines, we added what we considered to be some attractively valued hospital bonds.

As always, as we also looked for what we felt were attractive opportunities based on supply and demand fluctuations within and between the various states.
For the six months, that strategy prompted us to increase the portfolio's exposure to California bonds and to decrease its exposure to bonds from states such as Arizona and New York.

Lastly, our interest rate and inflation expectations combined with what we felt was a significant difference between the yields of short- and long-term bonds led us to often favor short- and long-term bonds when adding to the portfolio.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
AAA                                          72%                   76%
--------------------------------------------------------------------------------
AA                                           13%                   10%
--------------------------------------------------------------------------------
A                                             7%                   10%
--------------------------------------------------------------------------------
BBB                                           8%                    4%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
California                               11.6%                  9.7%
--------------------------------------------------------------------------------
Washington                                9.2%                  8.9%
--------------------------------------------------------------------------------
New York                                  6.6%                  9.7%
--------------------------------------------------------------------------------
Texas                                     6.3%                  5.5%
--------------------------------------------------------------------------------
Arizona                                   5.7%                  9.0%
--------------------------------------------------------------------------------

------
9

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.3%

ALABAMA -- 1.6%
--------------------------------------------------------------------------------
          $ 1,000  Alabama Board of Education Rev.,
                   (Shelton State Community College),
                   6.00%, 10/1/09, Prerefunded at
                   102% of Par (MBIA)(4)                              $   1,061
--------------------------------------------------------------------------------
              865  Alabama Water Pollution Control
                   Auth. Rev., 5.75%, 8/15/18 (AMBAC)                       980
--------------------------------------------------------------------------------
            1,000  East Central Industrial Development
                   Auth. Rev., 5.25%, 9/1/13 (AMBAC)                      1,111
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,109
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,600
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth.
                   Rev., Series 2002 A, 3.80%,
                   6/1/06 (MBIA)                                          1,308
--------------------------------------------------------------------------------
            1,500  Montgomery Waterworks & Sanitary
                   Sewer Board Rev., Series 2002 A,
                   5.00%, 9/1/04 (AMBAC)                                  1,544
--------------------------------------------------------------------------------
                                                                          9,713
--------------------------------------------------------------------------------
ALASKA -- 0.5%
--------------------------------------------------------------------------------
            1,670  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/04 (FSA)                                    1,713
--------------------------------------------------------------------------------
            1,000  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/05 (FSA)                                    1,065
--------------------------------------------------------------------------------
                                                                          2,778
--------------------------------------------------------------------------------
ARIZONA -- 5.7%
--------------------------------------------------------------------------------
            2,000  Arizona School Facilities Board Rev.,
                   (State School Improvement), 5.25%,
                   7/1/20                                                 2,161
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth. Rev.,
                   (Baseball Training Facilities), 5.00%,
                   7/1/11                                                 1,061
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth. Rev.,
                   (Baseball Training Facilities), 5.00%,
                   7/1/12                                                 1,056
--------------------------------------------------------------------------------
            1,500  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/19                                          1,627
--------------------------------------------------------------------------------
            2,000  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/20                                          2,158
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    3,134
--------------------------------------------------------------------------------
            2,130  Energy Management Services LLC
                   Rev., (Arizona State University -
                   Main Campus), 4.50%, 7/1/12
                   (MBIA)                                                 2,293
--------------------------------------------------------------------------------
            1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                   1,085
--------------------------------------------------------------------------------
            4,000  Maricopa County Community
                   College District GO, Series 1997 B,
                   5.00%, 7/1/12                                          4,349
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 1,155  Maricopa County Unified School
                   District No. 41 Gilbert GO, 5.75%,
                   7/1/11 (FSA)                                       $   1,351
--------------------------------------------------------------------------------
            2,415  Maricopa County Unified School
                   District No. 90 GO, Series 2003 A,
                   (Saddle Mountain), 5.25%, 7/1/11                       2,607
--------------------------------------------------------------------------------
            2,000  Maricopa County Unified School
                   District No. 90 GO, Series 2003 A,
                   (Saddle Mountain), 5.25%, 7/1/12                       2,155
--------------------------------------------------------------------------------
            1,000  Mohave County Community College
                   District Rev., (State Board of
                   Directors), 6.00%, 3/1/20 (MBIA)                       1,150
--------------------------------------------------------------------------------
            2,000  Pima County Unified School District
                   No. 1 GO, Series 1993 E, (Tucson),
                   5.25%, 7/1/08 (FGIC)                                   2,067
--------------------------------------------------------------------------------
            1,200  Pima County Unified School District
                   No. 40 Rev., Series 2002 A, (Indian
                   Oasis-Baboquivari), 4.60%,
                   7/1/13 (MBIA)                                          1,287
--------------------------------------------------------------------------------
            1,500  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev., Series
                   2001 A, 5.00%, 1/1/05                                  1,563
--------------------------------------------------------------------------------
              705  South Tucson Municipal Property
                   Corp. Rev., 5.25%, 6/1/18                                703
--------------------------------------------------------------------------------
            3,085  South Tucson Municipal Property
                   Corp. Rev., 5.50%, 6/1/24                              3,082
--------------------------------------------------------------------------------
                                                                         34,889
--------------------------------------------------------------------------------
ARKANSAS -- 0.7%
--------------------------------------------------------------------------------
            2,000  Fort Smith Sales and Use Tax Rev.,
                   Series 2001 A, 4.375%, 12/1/11                         2,152
--------------------------------------------------------------------------------
            1,300  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                         1,321
--------------------------------------------------------------------------------
              905  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 B,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                           919
--------------------------------------------------------------------------------
                                                                          4,392
--------------------------------------------------------------------------------
CALIFORNIA -- 10.9%
--------------------------------------------------------------------------------
            1,405  Aromas-San Juan Unified School
                   District GO, Series 2002 A, 5.62%,
                   8/1/25 (FGIC)(1)                                         447
--------------------------------------------------------------------------------
            1,545  Aromas-San Juan Unified School
                   District GO, Series 2002 A, 5.64%,
                   7/1/27 (FGIC)(1)                                         440
--------------------------------------------------------------------------------
            2,245  Calaveras Unified School District
                   GO, 5.88%, 8/1/26 (FSA)(1)                               674
--------------------------------------------------------------------------------
            2,875  Calaveras Unified School District
                   GO, 5.89%, 5/1/27 (FSA)(1)                               826
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease Rev., Series 1994 A, (Various
                   California State University Projects),
                   6.20%, 10/1/08                                         1,057
--------------------------------------------------------------------------------
            1,100  California Public Works Board
                   Lease Rev., Series 1994 A, (Various
                   University of California Projects),
                   6.15%, 11/1/04                                         1,171
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $11,375  California Public Works Board
                   Lease Rev., Series 2002 A,
                   (Department of General
                   Services - Capital East
                   End), 5.00%, 12/1/12 (AMBAC)(2)                    $  12,626
--------------------------------------------------------------------------------
           10,000  California Rev. Anticipation
                   Warrants, Series 2003 B, 2.00%,
                   6/16/04                                               10,020
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev., Series
                   2002 E, (Kaiser Permanente),
                   4.70%, 6/1/09                                          1,069
--------------------------------------------------------------------------------
            4,500  California Statewide Communities
                   Development Auth. Rev., Series
                   2003 C, (Pooled Financing Program),
                   5.25%, 10/1/24 (FSA)(3)                                4,691
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (AMBAC)(1)                                358
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (AMBAC)(1)                                338
--------------------------------------------------------------------------------
              675  Glendale Unified School District
                   GO, Series 2003 F, 4.50%,
                   9/1/17 (MBIA)                                            696
--------------------------------------------------------------------------------
              800  Glendale Unified School District
                   GO, Series 2003 F, 4.50%,
                   9/1/19 (MBIA)                                            814
--------------------------------------------------------------------------------
            4,000  Golden State Tobacco Securitization
                   Corp. Rev., Series 2003 A1,
                   5.00%, 6/1/21                                          4,007
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                         3,246
--------------------------------------------------------------------------------
            1,500  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/14 (FSA)                    1,536
--------------------------------------------------------------------------------
            2,070  Pleasant Valley School District
                   Ventura County GO, Series 2002 A,
                   5.85%, 2/1/24 (MBIA)                                   2,415
--------------------------------------------------------------------------------
              825  Rocklin Unified School District
                   Community Facilities Special Tax
                   Rev., (Capital Appreciation #1),
                   6.10%, 9/1/24 (AMBAC)(1)                                 278
--------------------------------------------------------------------------------
            3,925  Sacramento Municipal Utility
                   District Rev., Series 2003 S,
                   5.00%, 11/15/12 (MBIA)                                 4,387
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,412
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,156
--------------------------------------------------------------------------------
            2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                   2,268
--------------------------------------------------------------------------------
            1,000  San Mateo Union High School
                   District GO, Series 2002 B,
                   (Election of 2000), 5.68%,
                   9/1/25 (FGIC)(1)                                         317
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 3,400  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1995 A, (Central City
                   Redevelopment), 6.00%,
                   3/1/08 (AMBAC)                                     $   3,853
--------------------------------------------------------------------------------
            5,000  University of California Rev.,
                   Series 2002 O, (Multiple Purpose
                   Projects), 4.50%, 9/1/15 (FGIC)                        5,220
--------------------------------------------------------------------------------
                                                                         66,322
--------------------------------------------------------------------------------
COLORADO -- 3.9%
--------------------------------------------------------------------------------
            1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B, 5.75%,
                   12/1/17 (MBIA)                                         1,258
--------------------------------------------------------------------------------
              500  Colorado Water Resources &
                   Power Development Auth.
                   Clean Water Rev., Series 2000 A,
                   6.25%, 9/1/16                                            587
--------------------------------------------------------------------------------
            2,835  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series 2002 B,
                   5.75%, 12/15/17 (FSA/State
                   Aid Withholding)                                       3,244
--------------------------------------------------------------------------------
              490  Eagle Bend Metropolitan District
                   No. 2 GO, 4.00%, 12/1/10 (RADIAN)                        506
--------------------------------------------------------------------------------
              515  Eagle Bend Metropolitan District
                   No. 2 GO, 4.00%, 12/1/11 (RADIAN)                        525
--------------------------------------------------------------------------------
              535  Eagle Bend Metropolitan District
                   No. 2 GO, 4.50%, 12/1/12 (RADIAN)                        559
--------------------------------------------------------------------------------
              560  Eagle Bend Metropolitan District
                   No. 2 GO, 4.50%, 12/1/13 (RADIAN)                        581
--------------------------------------------------------------------------------
            2,500  Eagle Bend Metropolitan District
                   No. 2 GO, 5.25%, 12/1/23 (RADIAN)                      2,562
--------------------------------------------------------------------------------
            2,000  Eagle Bend Metropolitan District
                   No. 2 GO, 5.00%, 12/1/28 (RADIAN)                      1,968
--------------------------------------------------------------------------------
            1,990  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 A,
                   5.45%, 12/1/04 (LOC: Banque
                   Nationale de Paris SA)                                 2,059
--------------------------------------------------------------------------------
            3,955  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 B,
                   5.45%, 12/1/20 (LOC: Allied Irish
                   Bank plc)                                              4,093
--------------------------------------------------------------------------------
            5,000  University of Colorado Regents COP,
                   6.00%, 12/1/22 (MBIA-IBC)                              5,771
--------------------------------------------------------------------------------
                                                                         23,713
--------------------------------------------------------------------------------
CONNECTICUT -- 1.4%
--------------------------------------------------------------------------------
            1,880  Connecticut Development Auth.
                   Rev., Series 1994 A, 6.375%,
                   10/15/24                                               1,997
--------------------------------------------------------------------------------
            2,000  Farmington GO, 3.30%, 9/15/11                          2,015
--------------------------------------------------------------------------------
            2,000  Farmington GO, 3.80%, 9/15/14                          2,012
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/10
                   (AMBAC)                                                2,493
--------------------------------------------------------------------------------
                                                                          8,517
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.6%
--------------------------------------------------------------------------------
          $ 1,080  District of Columbia COP, (Public
                   Safety & Emergency), 3.00%,
                   1/1/05 (AMBAC)                                     $   1,100
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,578
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev.,
                   (Gonzaga College High School),
                   5.20%, 7/1/12 (FSA)                                    1,270
--------------------------------------------------------------------------------
            6,415  District of Columbia Tobacco
                   Settlement Financing Corporation
                   Rev., 6.25%, 5/15/24                                   6,119
--------------------------------------------------------------------------------
                                                                         10,067
--------------------------------------------------------------------------------
FLORIDA -- 1.4%
--------------------------------------------------------------------------------
            2,585  Greater Orlando Aviation Auth.
                   Rev., Series 2003 A, 5.00%,
                   10/1/13 (FSA)                                          2,858
--------------------------------------------------------------------------------
            1,465  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical Center),
                   3.60%, 11/15/05                                        1,492
--------------------------------------------------------------------------------
            1,500  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical Center),
                   4.00%, 11/15/06                                        1,549
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission
                   Water & Electric Rev., Series
                   1989 D, 6.75%, 10/1/17                                 1,249
--------------------------------------------------------------------------------
            1,420  Port St. Lucie Rev., 5.00%,
                   9/1/21 (MBIA)                                          1,491
--------------------------------------------------------------------------------
                                                                          8,639
--------------------------------------------------------------------------------
GEORGIA -- 1.3%
--------------------------------------------------------------------------------
            3,150  Atlanta Airport Rev., Series 2003
                   RF-A, 4.50%, 1/1/05 (MBIA)                             3,261
--------------------------------------------------------------------------------
              255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09, Prerefunded at 100% of
                   Par (MBIA-IBC)(4)                                        300
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        133
--------------------------------------------------------------------------------
              635  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(4)                                     757
--------------------------------------------------------------------------------
            1,510  La Grange Water & Sewer Rev.,
                   2.60%, 1/1/05 (AMBAC)                                  1,533
--------------------------------------------------------------------------------
            2,030  La Grange Water & Sewer Rev.,
                   3.00%, 1/1/06 (AMBAC)                                  2,090
--------------------------------------------------------------------------------
                                                                          8,074
--------------------------------------------------------------------------------
HAWAII -- 0.1%
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10, Prerefunded at
                   101% of Par (FGIC)(4)                                    608
--------------------------------------------------------------------------------
IDAHO -- 0.2%
--------------------------------------------------------------------------------
            1,000  Blaine County School District
                   No. 61 GO, (Hailey), 5.00%,
                   7/30/10 (AMBAC)                                        1,122
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
ILLINOIS -- 4.0%
--------------------------------------------------------------------------------
          $ 1,400  Chicago GO, (Equipment Notes),
                   5.60%, 1/1/05 (AMBAC)                              $   1,466
--------------------------------------------------------------------------------
            1,300  Chicago O'Hare International
                   Airport Rev., Series 1993 A,
                   (Senior Lien), 4.80%, 1/1/05                           1,329
--------------------------------------------------------------------------------
            4,000  Chicago O'Hare International
                   Airport Rev., Series 1993 A,
                   (Senior Lien), 5.00%, 1/1/12
                   (MBIA-IBC)                                             4,380
--------------------------------------------------------------------------------
            1,000  Du Page Airport Auth. Rev., Series
                   2002 A, 3.00%, 2/1/04 (FGIC)                           1,003
--------------------------------------------------------------------------------
            2,170  Du Page Airport Auth. Rev., Series
                   2002 A, 3.00%, 2/1/06 (FGIC)                           2,238
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev.,
                   (Civic Center), 6.25%,
                   12/15/20 (AMBAC)                                       2,443
--------------------------------------------------------------------------------
              595  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.00%, 5/15/08                              640
--------------------------------------------------------------------------------
              655  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.125%, 5/15/10                             697
--------------------------------------------------------------------------------
              400  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.75%, 5/15/16                              427
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth. Rev.,
                   Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(4)                           1,388
--------------------------------------------------------------------------------
            1,100  Illinois Health Facilities Auth. Rev.,
                   Series 2002 A, (Lake Forest
                   Hospital), 5.00%, 7/1/05                               1,150
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation
                   Auth. Rev., Series 1990 A,
                   7.20%, 11/1/20 (AMBAC)                                 1,336
--------------------------------------------------------------------------------
            2,000  Illinois State University Rev.,
                   (Auxiliary Facilities System),
                   5.00%, 4/1/13 (FSA)                                    2,216
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/17 (MBIA)                      1,294
--------------------------------------------------------------------------------
            1,220  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/18 (MBIA)                      1,423
--------------------------------------------------------------------------------
            1,000  University of Illinois COP,
                   (Utility Infrastructure), 5.75%,
                   8/15/08 (MBIA)                                         1,141
--------------------------------------------------------------------------------
                                                                         24,571
--------------------------------------------------------------------------------
INDIANA -- 1.8%
--------------------------------------------------------------------------------
            1,010  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   3.50%, 1/20/04 (AMBAC)                                 1,013
--------------------------------------------------------------------------------
            1,005  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   4.00%, 1/20/05 (AMBAC)                                 1,037
--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities Financing
                   Auth. Hospital Rev., (Holy Cross
                   Health System Corp.), 5.375%,
                   12/2/12 (MBIA)                                         2,110
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 1,000  Indiana Municipal Power Agency
                   Rev., Series 2003 B, 4.00%,
                   1/1/05 (MBIA)                                       $  1,030
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15                                                 1,009
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance Auth.
                   Rev., Series 1990 A, 7.25%, 6/1/15,
                   Prerefunded at 100% of Par(4)                            275
--------------------------------------------------------------------------------
            1,500  Mount Vernon of Hancock County
                   Multi-School Building Corp. Rev.,
                   Series 2001 B, (First Mortgage),
                   5.75%, 7/15/15 (AMBAC)                                 1,718
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools Building
                   Corp. Rev., (First Mortgage), 5.75%,
                   7/15/11, Prerefunded at 100%
                   of Par (FGIC)(4)                                       1,941
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. Rev., (First
                   Mortgage), 5.75%, 7/15/15
                   (FGIC/State Aid Withholding)                           1,127
--------------------------------------------------------------------------------
                                                                         11,260
--------------------------------------------------------------------------------
KANSAS -- 0.6%
--------------------------------------------------------------------------------
              325  Kansas City Utility System Rev.,
                   6.375%, 9/1/04, Prerefunded
                   at 102% of Par (FGIC)(4)                                 344
--------------------------------------------------------------------------------
              675  Kansas City Utility System Rev.,
                   6.375%, 9/1/23 (FGIC)                                    713
--------------------------------------------------------------------------------
            1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                       1,379
--------------------------------------------------------------------------------
            1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                       1,281
--------------------------------------------------------------------------------
                                                                          3,717
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
--------------------------------------------------------------------------------
            2,000  Louisiana Public Facilities Auth.
                   Rev., (University Hospital Facilities),
                   3.00%, 10/15/04 (FGIC)                                 2,031
--------------------------------------------------------------------------------
            3,800  Louisiana Public Facilities Auth.
                   Rev., (University Hospital Facilities),
                   3.00%, 10/15/05 (FGIC)                                 3,908
--------------------------------------------------------------------------------
                                                                          5,939
--------------------------------------------------------------------------------
MARYLAND -- 0.7%
--------------------------------------------------------------------------------
            4,180  Howard County GO, Series 2003 A,
                   (Consolidated Public Improvement),
                   4.00%, 8/15/07                                         4,484
--------------------------------------------------------------------------------
MASSACHUSSETTS -- 3.2%
--------------------------------------------------------------------------------
            2,000  Massachusetts GO, Series 2002 E,
                   (Consolidated Loan), 5.00%, 1/1/05                     2,081
--------------------------------------------------------------------------------
            5,000  Massachusetts GO, Series 2003 C,
                   5.00%, 12/1/06 (XLCA)                                  5,464
--------------------------------------------------------------------------------
           10,000  Massachusetts GO, Series 2003 C,
                   5.00%, 12/1/07 (XLCA)                                 11,069
--------------------------------------------------------------------------------
            1,000  Massachusetts Health & Educational
                   Facilities Auth. Rev., Series 1992 F,
                   6.25%, 7/1/12 (AMBAC)                                  1,183
--------------------------------------------------------------------------------
                                                                         19,797
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
MICHIGAN -- 2.3%
--------------------------------------------------------------------------------
          $ 1,485  Grand Valley State University Rev.,
                   5.75%, 12/1/15 (FGIC)                               $  1,695
--------------------------------------------------------------------------------
            1,000  Michigan Hospital Finance Auth.
                   Rev., Series 1999 A, (Ascension
                   Health Credit), 5.25%,
                   11/15/05 (MBIA)                                        1,072
--------------------------------------------------------------------------------
            2,440  Michigan State Building Auth. Rev.,
                   (State Police Communications
                   System), 2.50%, 10/1/05                                2,490
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.00%,
                   12/1/11 (FGIC)                                         2,239
--------------------------------------------------------------------------------
            1,205  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.00%,
                   12/1/12 (FGIC)                                         1,333
--------------------------------------------------------------------------------
            2,215  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/13 (FGIC)                                         2,502
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/14 (FGIC)                                         2,618
--------------------------------------------------------------------------------
                                                                         13,949
--------------------------------------------------------------------------------
MINNESOTA -- 0.6%
--------------------------------------------------------------------------------
            2,325  Minneapolis Health Care Systems
                   Rev., Series 2002 B,
                   (Fairview  Health Services), 4.00%,
                   5/15/04 (MBIA)                                         2,356
--------------------------------------------------------------------------------
            1,000  Minnesota Housing Finance Agency
                   Rev., Series 2000 C, (Residential
                   Housing Finance), 3.00%, 7/1/21
                   (GO of Agency)                                         1,007
--------------------------------------------------------------------------------
                                                                          3,363
--------------------------------------------------------------------------------
MISSOURI -- 2.0%
--------------------------------------------------------------------------------
            1,145  Jackson County Public Building
                   Corp. Rev., Series 2000 A, 6.00%,
                   11/1/18                                                1,242
--------------------------------------------------------------------------------
            1,775  Missouri Development Finance
                   Board Rev., Series 2000 A,
                   (Midtown Redevelopment),
                   5.75%, 4/1/22 (MBIA)                                   1,997
--------------------------------------------------------------------------------
            3,000  Missouri Health & Educational
                   Facilities Auth. Rev., Series
                   1998 A, (Park Lane Medical
                   Center), 5.60%, 1/1/15 (MBIA)                          3,440
--------------------------------------------------------------------------------
            2,475  Springfield COP, (Greene County
                   Park), 3.00%, 12/1/03                                  2,475
--------------------------------------------------------------------------------
            3,210  Springfield COP, (Greene County
                   Park), 3.50%, 12/1/04                                  3,278
--------------------------------------------------------------------------------
                                                                         12,432
--------------------------------------------------------------------------------
NEBRASKA -- 0.8%
--------------------------------------------------------------------------------
            5,000  Nebraska Public Power District
                   Rev., 3.50%, 12/1/03                                   5,001
--------------------------------------------------------------------------------
NEVADA -- 2.0%
--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/17 (FGIC)                     1,093
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 3,295  Las Vegas Redevelopment Agency
                   Tax Increment Rev., Series 2003 A,
                   (Fremont Street), 4.50%, 6/15/10                    $  3,360
--------------------------------------------------------------------------------
            3,785  Las Vegas Redevelopment Agency
                   Tax Increment Rev., Series 2003 A,
                   (Fremont Street), 5.00%, 6/15/13                       3,858
--------------------------------------------------------------------------------
            1,550  Reno Senior Lien Sales and Room
                   Tax Rev., (ReTrac-Reno
                   Transportation Rail Access Corridor),
                   5.50%, 6/1/19 (AMBAC)                                  1,703
--------------------------------------------------------------------------------
            1,865  Reno Senior Lien Sales and Room
                   Tax Rev., (ReTrac-Reno
                   Transportation Rail Access Corridor),
                   5.50%, 6/1/20 (AMBAC)                                  2,040
--------------------------------------------------------------------------------
                                                                         12,054
--------------------------------------------------------------------------------
NEW JERSEY -- 2.5%
--------------------------------------------------------------------------------
            4,335  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/12 (FSA)                              4,810
--------------------------------------------------------------------------------
            5,595  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/13 (FSA)                              6,200
--------------------------------------------------------------------------------
            2,275  New Jersey Transportation Trust
                   Fund Auth. Rev., Series 2003 C,
                   5.00%, 6/15/09                                         2,535
--------------------------------------------------------------------------------
            1,855  Tobacco Settlement Financing Corp.
                   Rev., 4.375%, 6/1/19                                   1,757
--------------------------------------------------------------------------------
                                                                         15,302
--------------------------------------------------------------------------------
NEW MEXICO -- 0.3%
--------------------------------------------------------------------------------
            1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (AMBAC)                                        1,604
--------------------------------------------------------------------------------
NEW YORK -- 6.6%
--------------------------------------------------------------------------------
            1,000  City of New York GO, Series
                   1996 F, 5.75%, 2/1/04                                  1,008
--------------------------------------------------------------------------------
            2,100  City of New York GO, Series
                   2002 B, 5.00%, 8/1/04                                  2,152
--------------------------------------------------------------------------------
            2,975  City of New York GO, Series
                   2002 B, 5.25%, 8/1/09 (CIFG)                           3,376
--------------------------------------------------------------------------------
            2,885  City of New York GO, Series
                   2002 C, 5.25%, 8/1/09 (CIFG)                           3,274
--------------------------------------------------------------------------------
            4,000  City of New York GO, Series
                   2002 C, 5.25%, 8/1/10                                  4,431
--------------------------------------------------------------------------------
            5,000  City of New York GO, Series
                   2003 I, 5.75%, 3/1/20                                  5,498
--------------------------------------------------------------------------------
            5,790  Long Island Power Auth. Rev.,
                   Series 2003 B, 5.00%,
                   12/1/06 (XLCA)                                         6,296
--------------------------------------------------------------------------------
            1,500  New York Dormitory Auth. Rev.,
                   Series 1995 A, (State University
                   Educational Facilities),
                   6.50%, 5/15/04                                         1,536
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev.,
                   Series 1995 A, (State University
                   Educational Facilities),
                   6.50%, 5/15/06                                         1,113
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev.,
                   Series 1996 E, (Mental Health
                   Service Facility), 6.00%, 8/15/04
                   (AMBAC)                                                1,034
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 2,000  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/11 (MBIA)                                      $  2,275
--------------------------------------------------------------------------------
            3,250  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/12 (MBIA)                                         3,685
--------------------------------------------------------------------------------
            1,100  New York Dormitory Auth. Rev.,
                   Series 2002 A, (United Cerebral
                   Palsy Affiliate No. 1), 5.75%,
                   7/1/18 (AMBAC)                                         1,250
--------------------------------------------------------------------------------
            1,105  New York Dormitory Auth. Rev.,
                   Series 2002 H, (School District
                   Financing Program), 5.00%,
                   10/1/11 (MBIA)                                         1,238
--------------------------------------------------------------------------------
            1,160  New York State Thruway Auth.
                   Service Contract Rev., 5.50%,
                   4/1/06                                                 1,261
--------------------------------------------------------------------------------
            1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                         1,134
--------------------------------------------------------------------------------
                                                                         40,561
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.5%
--------------------------------------------------------------------------------
            2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                            2,178
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., 6.00%, 1/1/10 (MBIA)                             1,168
--------------------------------------------------------------------------------
            1,500  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., Series 2003 A, 3.00%, 1/1/05                     1,520
--------------------------------------------------------------------------------
            2,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., Series 2003 A, 5.50%, 1/1/13                     2,215
--------------------------------------------------------------------------------
            1,910  Town of Mooresville COP,
                   2.00%, 2/1/06 (MBIA)(3)                                1,927
--------------------------------------------------------------------------------
                                                                          9,008
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System Obligation
                   Group), 7.125%, 8/15/24                                1,635
--------------------------------------------------------------------------------
OHIO -- 2.9%
--------------------------------------------------------------------------------
            1,500  Bowling Green State University General
                   Receipts Rev., 4.75%, 6/1/09 (FGIC)                    1,663
--------------------------------------------------------------------------------
            1,000  City of Cleveland GO, 2.00%,
                   8/1/05 (FGIC)                                          1,011
--------------------------------------------------------------------------------
            1,000  City of Cleveland GO, 2.00%,
                   8/1/06 (FGIC)                                          1,009
--------------------------------------------------------------------------------
              895  Erie County Hospital Facilities
                   Rev., Series 2002 A, (Firelands
                   Regional Medical Center),
                   4.00%, 8/15/05                                           922
--------------------------------------------------------------------------------
              500  Erie County Hospital Facilities
                   Rev., Series 2002 A, (Firelands
                   Regional Medical Center),
                   4.50%, 8/15/07                                           531
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 1,150  Mad River Local School District
                   GO, (Classroom Facilities),
                   5.75%, 12/1/19 (FGIC)                               $  1,306
--------------------------------------------------------------------------------
            1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/18 (FSA)                                   1,993
--------------------------------------------------------------------------------
            1,200  Ohio Higher Educational Facility
                   Commission Rev., (University of
                   Dayton), 5.55%, 12/1/07 (FGIC)                         1,275
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Commission Rev., Series 1990 B,
                   (Case Western Reserve University),
                   6.50%, 10/1/20                                           946
--------------------------------------------------------------------------------
            3,320  Ohio Water Development Auth.
                   Pollution Control Facilities Rev.,
                   6.00%, 12/1/05, Prerefunded
                   at 101% of Par (MBIA)(4)                               3,586
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/19 (FGIC)                                         1,720
--------------------------------------------------------------------------------
            1,550  Tri Valley Local School District
                   GO, 5.75%, 12/1/21 (FGIC)                              1,739
--------------------------------------------------------------------------------
                                                                         17,701
--------------------------------------------------------------------------------
OKLAHOMA -- 0.5%
--------------------------------------------------------------------------------
              600  Moore GO, 6.00%, 4/1/04 (MBIA)                           610
--------------------------------------------------------------------------------
            2,500  Oklahoma Industrial Auth. Health
                   System Rev., Series 1995 C,
                   7.00%, 8/15/04 (AMBAC)(4)                              2,604
--------------------------------------------------------------------------------
                                                                          3,214
--------------------------------------------------------------------------------
OREGON -- 1.7%
--------------------------------------------------------------------------------
            1,805  Lane County School District No. 19
                   Springfield GO, 6.375%, 10/15/04,
                   Prerefunded at 101% of Par (MBIA)(4)                   1,906
--------------------------------------------------------------------------------
            8,200  Portland Rev., Series 2003 A,
                   (Second Lien), 4.00%, 6/1/08 (FSA)                     8,767
--------------------------------------------------------------------------------
                                                                         10,673
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.9%
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/17
                   (FGIC/State Aid Withholding)                           1,110
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,361
--------------------------------------------------------------------------------
            2,500  Philadelphia Water and Wastewater
                   Rev., 5.15%, 6/15/04 (FGIC)                            2,552
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,706
--------------------------------------------------------------------------------
            1,560  Sayre Health Care Facilities
                   Auth. Rev., Series 2002 A,
                   (Guthrie Health), 4.50%, 12/1/03                       1,560
--------------------------------------------------------------------------------
            1,010  York County School Technology
                   Auth. Rev., 5.00%, 2/15/12 (FGIC)                      1,118
--------------------------------------------------------------------------------
                                                                         11,407
--------------------------------------------------------------------------------
PUERTO RICO -- 1.6%
--------------------------------------------------------------------------------
              500  Puerto Rico Commonwealth GO,
                   6.45%, 7/1/04, Prerefunded at
                   101.5% of Par(4)                                         523
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 2,835  Puerto Rico Commonwealth GO,
                   Series 2003 A, 4.00%, 7/1/05                        $  2,945
--------------------------------------------------------------------------------
            1,470  Puerto Rico Commonwealth GO,
                   Series 2003 A, 4.00%, 7/1/06                           1,548
--------------------------------------------------------------------------------
            2,000  Puerto Rico Commonwealth GO,
                   Series 2003 C, 5.00%, 7/1/08 (FSA)                     2,215
--------------------------------------------------------------------------------
            2,500  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   5.00%, 7/1/08 (CIFG)                                   2,794
--------------------------------------------------------------------------------
                                                                         10,025
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.0%
--------------------------------------------------------------------------------
            1,000  Cranston GO, 6.375%,
                   11/15/17 (FGIC)                                        1,189
--------------------------------------------------------------------------------
            1,100  Rhode Island Clean Water Finance
                   Agency Rev., Series 1994 A,
                   (Safe Drinking Water-Providence),
                   6.70%, 1/1/15 (AMBAC)                                  1,184
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 A, 6.25%,
                   8/1/16 (MBIA)(4)                                       2,454
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 B, 6.00%,
                   8/1/17 (MBIA)(4)                                       1,331
--------------------------------------------------------------------------------
                                                                          6,158
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 5.5%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (AMBAC)                                  2,111
--------------------------------------------------------------------------------
            1,205  Orangeburg County Consolidated
                   School District No. 5 GO,
                   5.375%, 3/1/21 (FSA)                                   1,307
--------------------------------------------------------------------------------
            1,500  Piedmont Municipal Power Agency
                   Electric Rev., 6.75%, 1/1/19 (FGIC)                    1,885
--------------------------------------------------------------------------------
              860  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A,
                   6.50%, 1/1/16 (FGIC)                                   1,051
--------------------------------------------------------------------------------
              140  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A,
                   6.50%, 1/1/16 (FGIC)(4)                                  174
--------------------------------------------------------------------------------
            4,930  Piedmont Municipal Power Agency
                   Electric Rev., Series 2002 A,
                   5.00%, 1/1/04 (FGIC)                                   4,947
--------------------------------------------------------------------------------
            6,035  Piedmont Municipal Power Agency
                   Electric Rev., Series 2002 A, 4.00%,
                   1/1/07 (FGIC)                                          6,158
--------------------------------------------------------------------------------
            1,425  Rock Hill Utilities System Rev.,
                   Series 2003 A, 4.00%, 1/1/05 (FSA)                     1,468
--------------------------------------------------------------------------------
            6,140  South Carolina GO, Series 2003 B,
                   (State Capital Improvement),
                   3.00%, 3/1/08                                          6,337
--------------------------------------------------------------------------------
            3,035  South Carolina Jobs Economic
                   Development Auth. Hospital Facilities
                   Rev., Series 2003 C, (Palmetto
                   Health), 5.00%, 8/1/08 (ACA)                           3,297
--------------------------------------------------------------------------------
            3,195  South Carolina Jobs Economic
                   Development Auth. Hospital Facilities
                   Rev., Series 2003 C, (Palmetto
                   Health), 5.50%, 8/1/09 (ACA)                           3,542
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 1,095  Spartanburg County Health
                   Services District Inc. Hospital Rev.,
                   5.50%, 4/15/16 (FSA)                                $  1,210
--------------------------------------------------------------------------------
                                                                         33,487
--------------------------------------------------------------------------------
TENNESSEE -- 0.5%
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas
                   Rev., 4.25%, 2/1/07 (FSA)                              1,124
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas
                   Rev., 4.85%, 2/1/15 (FSA)                              1,786
--------------------------------------------------------------------------------
                                                                          2,910
--------------------------------------------------------------------------------
TEXAS -- 6.3%
--------------------------------------------------------------------------------
            1,815  Clint Independent School District
                   GO, 6.00%, 2/15/17 (PSF)                               2,098
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.50%, 7/15/07 (FSA)                                   1,119
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional Airport
                   Rev., Series 1994 A, 5.90%,
                   11/1/08 (MBIA)                                         1,042
--------------------------------------------------------------------------------
            1,000  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center), 5.90%,
                   8/15/07 (ACA)                                          1,114
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev., Series
                   1996 A, 5.95%, 12/1/14 (MBIA)                          1,109
--------------------------------------------------------------------------------
            1,000  Guadalupe-Blanco River Auth. Rev.,
                   (Western Canyon Regional Water
                   Supply), 5.25%, 4/15/20 (MBIA)                         1,077
--------------------------------------------------------------------------------
            1,310  Harris County Housing Finance
                   Corporation Rev., (Las Americas
                   Apartments), 4.90%, 3/1/11 (FNMA)                      1,419
--------------------------------------------------------------------------------
            3,000  Hays Consolidated Independent
                   School District GO, (Capital
                   Appreciation), 5.20%,
                   8/15/11 (PSF)(1)                                       2,251
--------------------------------------------------------------------------------
            1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                         1,427
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,912
--------------------------------------------------------------------------------
            3,560  Houston GO, Series 2003 A1,
                   4.00%, 3/1/07 (MBIA)                                   3,784
--------------------------------------------------------------------------------
              574  Houston Participation Interest
                   COP, 6.40%, 6/1/27                                       630
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)                                    544
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/27 (FGIC)                                 1,588
--------------------------------------------------------------------------------
            1,000  Lubbock Health Facilities
                   Development Corp. Rev.,
                   (Lutheran Retirement), 6.00%,
                   3/20/29 (GNMA)                                         1,074
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A,
                   6.05%, 2/15/16 (PSF)                                     658
--------------------------------------------------------------------------------
            1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/15 (PSF)                      1,706
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 2,000  San Antonio Electric and Gas
                   Rev., 7.10%, 2/1/09 (FGIC)(1)(4)                    $  1,721
--------------------------------------------------------------------------------
            1,000  Tarrant County Health Facility
                   Development Corp. Health System
                   Rev., (Ft. Worth Osteopathic),
                   6.00%, 5/15/11 (MBIA)                                  1,151
--------------------------------------------------------------------------------
            3,645  Texas GO, Series 2003 C,
                   (Water Financial Assistance),
                   5.00%, 8/1/07                                          4,018
--------------------------------------------------------------------------------
            1,500  Texas Public Finance Auth.
                   Building Rev., (Technical College),
                   6.25%, 8/1/09 (MBIA)                                   1,720
--------------------------------------------------------------------------------
            1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                  1,113
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/09, Prerefunded
                   at 101% of Par (AMBAC)(4)                              1,184
--------------------------------------------------------------------------------
            1,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 4.50%, 7/1/06                               1,042
--------------------------------------------------------------------------------
            2,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 5.00%, 7/1/08                               2,123
--------------------------------------------------------------------------------
                                                                         38,624
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.4%
--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   (Senior Lien), 5.20%, 10/1/09                          2,143
--------------------------------------------------------------------------------
UTAH -- 2.2%
--------------------------------------------------------------------------------
              355  Intermountain Agency Power
                   Supply Rev., Series 1993 A,
                   5.40%, 7/1/08, Prerefunded at
                   102% of Par (MBIA-IBC)(4)                                363
--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev., Series
                   1988 A, (Intermountain Health
                   Corporation), 8.125%, 5/15/15(4)                       1,304
--------------------------------------------------------------------------------
            1,000  Salt Lake County Municipal Building
                   Auth. Lease Rev., Series 1994 A,
                   6.00%, 10/1/07, Prerefunded at
                   101% of Par (MBIA)(4)                                  1,051
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 4.00%,
                   11/1/05 (AMBAC)                                        1,049
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease Rev., 5.00%,
                   11/1/09 (AMBAC)                                        1,677
--------------------------------------------------------------------------------
            1,820  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%,
                   11/1/13 (AMBAC)                                        2,024
--------------------------------------------------------------------------------
            1,915  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%,
                   11/1/14 (AMBAC)                                        2,119
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 5.50%,
                   11/1/16 (AMBAC)                                        1,125
--------------------------------------------------------------------------------
              100  Utah Housing Finance Agency
                   Single Family Mortgage Rev.,
                   5.65%, 7/1/06                                            107
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 1,130  West Valley City Municipal Building
                   Auth. Rev., Series 2002 A, 5.00%,
                   8/1/10 (AMBAC)                                      $  1,268
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales Tax
                   Rev., Series 2001 A, 5.50%,
                   7/15/16 (MBIA)                                         1,465
--------------------------------------------------------------------------------
                                                                                                                            13,552
--------------------------------------------------------------------------------
VIRGINIA -- 0.7%
--------------------------------------------------------------------------------
            1,500  Fairfax County COP, 5.30%, 4/15/23                     1,564
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A, (Sentara
                   General Hospital), 6.50%, 11/1/06,
                   Prerefunded at 100% of Par(4)                          1,137
--------------------------------------------------------------------------------
            1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                           1,267
--------------------------------------------------------------------------------
                                                                          3,968
--------------------------------------------------------------------------------
WASHINGTON -- 9.2%
--------------------------------------------------------------------------------
            1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                                  1,121
--------------------------------------------------------------------------------
            1,000  Cowlitz County School District
                   No. 458 Kelso GO, 5.75%,
                   12/1/18 (FSA)                                          1,126
--------------------------------------------------------------------------------
            2,150  Douglas County Public Utilities
                   District No. 1 Wells Hydroelectric
                   Rev., Series 2003 B, 3.00%,
                   9/1/06 (MBIA)(3)                                       2,223
--------------------------------------------------------------------------------
            3,500  Energy Northwest Electrical Rev.,
                   Series 2002 A, (Columbia
                   Generating), 5.75%, 7/1/18 (MBIA)                      3,935
--------------------------------------------------------------------------------
            9,000  Energy Northwest Electrical Rev.,
                   Series 2002 B, (Columbia
                   Generating), 6.00%, 7/1/18 (AMBAC)                    10,337
--------------------------------------------------------------------------------
            7,145  King County GO, 5.50%, 12/1/12                         8,218
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/11                                         2,303
--------------------------------------------------------------------------------
            1,555  King County School District
                   No. 414 Lake Washington GO,
                   5.75%, 12/1/15                                         1,779
--------------------------------------------------------------------------------
            3,500  King County Sewer Rev., Series
                   2002 B, 5.00%, 1/1/04 (FSA)                            3,512
--------------------------------------------------------------------------------
            1,000  King County Sewer Rev., Series
                   2002 B, 5.00%, 1/1/05 (FSA)                            1,041
--------------------------------------------------------------------------------
            1,260  Mason County School District
                   No. 309 GO, (Shelton), 5.625%,
                   12/1/17 (FGIC)                                         1,423
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District
                   of Tacoma GO, 6.00%,
                   12/1/16 (AMBAC)                                        1,311
--------------------------------------------------------------------------------
            1,000  Metropolitan Park District
                   of Tacoma GO, 6.00%,
                   12/1/18 (AMBAC)                                        1,165
--------------------------------------------------------------------------------
              695  Tacoma Electrical Systems
                   Rev., 6.10%, 1/1/04, Prerefunded
                   at 102% of Par (FGIC)(4)                                 712
--------------------------------------------------------------------------------
              305  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/07 (FGIC)                                     312
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
          $ 1,720  University of Washington Rev.,
                   (Student Facilities Fee), 5.875%,
                   6/1/18 (FSA)                                        $  1,975
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,252
--------------------------------------------------------------------------------
            3,000  Washington GO, Series 1997 E,
                   6.00%, 7/1/04                                          3,085
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1), 5.75%,
                   7/1/12 (MBIA)                                          1,114
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2), 5.00%,
                   7/1/12 (FSA-CR)                                        4,966
--------------------------------------------------------------------------------
            1,500  Whitman County School District
                   No. 267 Pullman GO, 5.625%,
                   12/1/16 (FSA)                                          1,691
--------------------------------------------------------------------------------
            1,115  Whitman County School District
                   No. 267 Pullman GO, 5.625%,
                   12/1/17 (FSA)                                          1,251
--------------------------------------------------------------------------------
                                                                         55,852
--------------------------------------------------------------------------------
WISCONSIN -- 2.2%
--------------------------------------------------------------------------------
            1,180  Winneconne Community School
                   District GO, 6.75%, 4/1/06,
                   Prerefunded at 100% of Par (FGIC)(4)                   1,320
--------------------------------------------------------------------------------
            1,900  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,324
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Aurora Medical
                   Group), 6.00%, 11/15/10 (FSA)                          3,019
--------------------------------------------------------------------------------
              400  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Froedert &
                   Community Health Obligation),
                   5.00%, 10/1/04                                           411
--------------------------------------------------------------------------------
            1,100  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/04                                                1,118
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/06                                                1,278
--------------------------------------------------------------------------------
            1,680  Wisconsin Health & Educational
                   Facilities Auth. Rev., Series 2002 A,
                   (Ministry Health Care), 4.00%,
                   2/15/04 (MBIA)                                         1,690
--------------------------------------------------------------------------------
            2,250  Wisconsin Transportation Rev.,
                   7.00%, 1/1/04(4)                                       2,262
--------------------------------------------------------------------------------
                                                                         13,422
--------------------------------------------------------------------------------
WYOMING -- 0.2%
--------------------------------------------------------------------------------
            1,135  Albany County Improvements
                   Stat Trust COP, 3.00%,
                   1/15/04 (MBIA)                                         1,138
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $559,698)                                                         587,785
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
SECURITIES -- 3.7%

CALIFORNIA -- 0.7%
--------------------------------------------------------------------------------
          $ 2,645  Allegheny County Industrial
                   Development Auth. Rev., Series
                   2001 A, (Longwood), VRDN,
                   1.10%, 12/1/03 (Asset Guaranty
                   Insurance Company)                                  $  2,645
--------------------------------------------------------------------------------
            1,600  California GO, Series 2003 C4,
                   VRDN, 1.12%, 12/4/03 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America N.A.,
                   Bank of Nova Scotia)                                   1,600
--------------------------------------------------------------------------------
                                                                          4,245
--------------------------------------------------------------------------------
COLORADO -- 0.3%
--------------------------------------------------------------------------------
              500  Colorado Housing & Finance Auth.
                   Rev., (Kroger Co.), VRDN, 1.25%,
                   12/4/03 (LOC: U.S. Bank Trust N.A.)                      500
--------------------------------------------------------------------------------
            1,600  Thornton Rev., (Kroger Co.),
                   VRDN, 1.25%, 12/4/03
                   (LOC: U.S. Bank N.A.)                                  1,600
--------------------------------------------------------------------------------
                                                                          2,100
--------------------------------------------------------------------------------
FLORIDA -- 0.7%
--------------------------------------------------------------------------------
            4,100  Florida Housing Finance Agency
                   Multifamily Rev., (Woodlands),
                   VRDN, 1.22%, 12/3/03
                   (LOC: Northern Trust Company)                          4,100
--------------------------------------------------------------------------------
              225  Sarasota County Public Hospital
                   Board Rev., Series 2003 A,
                   (Sarasota Memorial Hospital),
                   VRDN, 1.07%, 12/1/03 (AMBAC)                             225
--------------------------------------------------------------------------------
                                                                          4,325
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
MULTI-STATE -- 0.6%
--------------------------------------------------------------------------------
          $ 3,776  Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 1.35%,
                   12/4/03 (AMBAC) (SBBPA: State
                   Street Bank & Trust Co.) (Acquired
                   7/31/03-11/10/03, Cost $3,776)(5)                   $  3,776
--------------------------------------------------------------------------------
NORTH CAROLINA -- 0.8%
--------------------------------------------------------------------------------
            4,900  North Carolina Medical Care
                   Commission Rev., Series 2002 B,
                   (Northeast Medical Center),
                   VRDN, 1.08%, 12/3/03
                   (LOC: SunTrust Bank)                                   4,900
--------------------------------------------------------------------------------
OHIO -- 0.4%
--------------------------------------------------------------------------------
              200  Clinton County Rev., Series 2003
                   A-1, (H B Magruder Hospital),
                   VRDN, 1.19%, 12/3/03
                   (LOC: Fifth Third Bank)                                  200
--------------------------------------------------------------------------------
            2,100  Trumbull County Health Care
                   Facility Rev., VRDN, 1.10%,
                   12/1/03 (RADIAN) (SBBPA:
                   Fleet Bank N.A.)                                       2,100
--------------------------------------------------------------------------------
                                                                          2,300
--------------------------------------------------------------------------------
TENNESSEE -- 0.2%
--------------------------------------------------------------------------------
              950  Knox County Industrial Development
                   Board Rev., (Kroger Co.), VRDN,
                   1.25%, 12/4/03 (LOC: U.S. Bank
                   Trust N.A.)                                              950
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $22,596)                                                           22,596
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $582,294)                                                        $610,381
================================================================================

See Notes to Financial Statements.                                  (continued)

------
18

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

FSA-CR = Financial Security Assurance Inc. Custodial Receipts

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

PSF = Permanent School Fund

RADIAN = Radian Asset Assurance Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

XLCA = XL Capital Assurance Corp.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Security, or a portion thereof, has been segregated for when-issued securities.

(3) When-issued security.

(4) Escrowed to maturity in U.S. government securities or state and local government securities.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2003, was $3,776
    (in thousands), which represented 0.6% of net assets.

See Notes to Financial Statements.

------
19

Statement of Assets and Liabilities

NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      TAX-FREE
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)     MONEY MARKET      TAX-FREE
BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $258,769 and $582,294, respectively)        $258,769         $610,381
-------------------------------------------------
Cash                                                      638              176
-------------------------------------------------
Receivable for investments sold                            --            1,266
-------------------------------------------------
Receivable for capital shares sold                         --              224
-------------------------------------------------
Interest receivable                                       596            9,544
-------------------------------------------------
Prepaid portfolio insurance                                 5               --
--------------------------------------------------------------------------------
                                                      260,008          621,591
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                          --            8,826
-------------------------------------------------
Accrued management fees                                   104              250
-------------------------------------------------
Dividends payable                                           1              370
--------------------------------------------------------------------------------
                                                          105            9,446
--------------------------------------------------------------------------------

NET ASSETS                                           $259,903         $612,145
================================================================================
NET ASSETS CONSIST OF:

Capital paid in                                      $259,961         $582,964
-------------------------------------------------
Accumulated undistributed net realized gain
(loss) on investment transactions                        (58)            1,094
-------------------------------------------------
Net unrealized appreciation on investments                 --           28,087
--------------------------------------------------------------------------------
                                                     $259,903         $612,145
================================================================================
INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                       $259,903,024     $605,247,631
-------------------------------------------------
Shares outstanding                                259,961,291       55,130,234
-------------------------------------------------
Net asset value per share                               $1.00           $10.98
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                N/A       $6,897,529
-------------------------------------------------
Shares outstanding                                        N/A          628,275
-------------------------------------------------
Net asset value per share                                 N/A           $10.98
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
20

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                TAX-FREE
(AMOUNTS IN THOUSANDS)                        MONEY MARKET       TAX-FREE BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------
Interest                                         $1,484             $ 12,142
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------
Management fees                                     651                1,548
----------------------------------------
Trustees' fees and expenses                           7                   17
----------------------------------------
Portfolio insurance and other expenses               15                    1
--------------------------------------------------------------------------------
                                                    673                1,566
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                               811               10,576
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
----------------------------------------
Net realized loss on
investment transactions                             (4)                (450)
----------------------------------------
Change in net unrealized
appreciation on investments                          --             (12,373)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    (4)             (12,823)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $  807            $ (2,247)
================================================================================

See Notes to Financial Statements.

------
21

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MAY 31, 2003
-----------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                         TAX-FREE MONEY MARKET             TAX-FREE BOND
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          NOV. 30, 2003   MAY 31, 2003  NOV. 30, 2003   MAY 31, 2003
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                       $     811      $   2,764       $  10,576      $  18,845
----------------------------------------
Net realized gain (loss)                           (4)             7            (450)         2,640
----------------------------------------
Change in net unrealized appreciation              --             --         (12,373)        24,257
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         807          2,771          (2,247)        45,742
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Investor Class                                 (811)        (2,764)        (10,446)       (18,836)
----------------------------------------
  Institutional Class                              --             --            (130)           (17)
----------------------------------------
From net realized gains:
----------------------------------------
  Investor Class                                   --             --              --           (859)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions        (811)        (2,764)        (10,576)       (19,712)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions               (12,349)        22,214          (2,641)       219,132
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS         (12,353)        22,221         (15,464)       245,162

NET ASSETS
-----------------------------------------------------------------------------------------------------
Beginning of period                           272,256        250,035         627,609        382,447
-----------------------------------------------------------------------------------------------------
End of period                                $259,903       $272,256        $612,145       $627,609
=====================================================================================================

See Notes to Financial Statements.

------
22

Notes to Financial Statements

NOVEMBER 30, 2003 (AMOUNTS IN THOUSANDS)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified under the 1940 Act. Tax-Free Bond is non-diversified under the 1940 Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax. The funds invest primarily in municipal obligations. The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
23

Notes to Financial Statements

NOVEMBER 30, 2003 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money
Market. The rates for the Investment Category Fee range from 0.1625% to 0.2800%
for Tax-Free Bond. Rates for the Complex Fee range from 0.2900% to 0.3100% for the Investor Class. The Institutional Class is 0.2000% less at each point within the Complex Fee Range. For the six months ended November 30, 2003, the effective annual management fee for the Investor Class of Tax-Free Money Market and
Tax-Free Bond was 0.49% and 0.50%, respectively. For the six months ended
November 30, 2003, the effective annual management fee for the Institutional
Class of Tax-Free Bond was 0.30%.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to
MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Tax-Free Bond has a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the six months ended November 30, 2003, were
$123,539 and $123,936, respectively. All investment transactions for Tax-Free
Money Market were considered short-term during the six months ended November 30,
2003.

(continued)

------
24

Notes to Financial Statements

NOVEMBER 30, 2003 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------
                                           TAX-FREE MONEY MARKET       TAX-FREE BOND
-----------------------------------------------------------------------------------------
                                            SHARES      AMOUNT      SHARES       AMOUNT
-----------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2003
---------------------------------------
Sold                                       89,170     $ 89,170     12,039      $132,122
---------------------------------------
Issued in reinvestment of distributions       782          782        728         7,931
---------------------------------------
Redeemed                                 (102,301)    (102,301)   (13,033)     (142,125)
-----------------------------------------------------------------------------------------
Net decrease                              (12,349)    $(12,349)      (266)      $(2,072)
=========================================================================================
YEAR ENDED MAY 31, 2003
---------------------------------------
Sold                                      210,319     $210,319     30,403      $331,080
---------------------------------------
Issued in connection with acquisition          --           --      4,690        51,094
---------------------------------------
Issued in reinvestment of distributions     2,622        2,622      1,491        16,276
---------------------------------------
Redeemed                                 (190,727)    (190,727)   (17,153)     (186,832)
-----------------------------------------------------------------------------------------
Net increase                               22,214     $ 22,214     19,431      $211,618
=========================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2003
---------------------------------------
Sold                                          N/A          N/A         42          $461
---------------------------------------
Issued in reinvestment of distributions                                12           129
---------------------------------------
Redeemed                                                             (106)       (1,159)
-----------------------------------------------------------------------------------------
Net decrease                                                          (52)        $(569)
=========================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------
Sold                                          N/A          N/A        703        $7,768
---------------------------------------
Issued in reinvestment of distributions                                 1            16
---------------------------------------
Redeemed                                                              (24)         (270)
-----------------------------------------------------------------------------------------
Net increase                                                          680        $7,514
=========================================================================================

(1) April 15, 2003 (commencement of sale) through May 31, 2003 for Tax-Free
    Bond.

5. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPMCB, which was renewed to
$650 million effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended November 30, 2003.

(continued)

------
25

Notes to Financial Statements

NOVEMBER 30, 2003 (AMOUNTS IN THOUSANDS)

6. FEDERAL TAX INFORMATION

On December 9, 2003, Tax-Free Bond declared and paid a per-share distribution of
$0.0264 from net realized gains to shareholders of record on December 8, 2003.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2003, the components of investments for federal income tax purposes were as follows:

                                                 TAX-FREE
                                               MONEY MARKET     TAX-FREE
BOND
--------------------------------------------------------------------------------
Federal tax cost of investments                  $258,769          $582,294
================================================================================
Gross tax appreciation of investments                  --           $28,571
--------------------------------------------
Gross tax depreciation of investments                  --              (484)
--------------------------------------------------------------------------------
Net tax appreciation of investments                    --           $28,087
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes

Tax-Free Money Market had capital loss carryovers of $54 as of May 31, 2003, which may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

7. REORGANIZATION PLAN

On September 3, 2002 Tax-Free Bond acquired all of the net assets of
Limited-Term Tax-Free Fund (Limited-Term), another fund previously issued by the trust, pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 2, 2002. Tax-Free Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 4,690 shares of
Tax-Free Bond for 4,892 shares of Limited-Term, outstanding on September 3,
2002. The net assets of Tax-Free Bond and Limited-Term immediately before the acquisition were $454,253 and $51,094, respectively. Limited-Term unrealized appreciation of $1,699 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $505,347.

(continued)

------
26

Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                    2003(1)    2003      2002       2001     2000      1999
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $1.00     $1.00     $1.00      $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
  Net Investment Income             --(2)      0.01      0.02       0.04      0.03      0.03
----------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        --(2)     (0.01)    (0.02)     (0.04)    (0.03)    (0.03)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $1.00     $1.00     $1.00      $1.00     $1.00     $1.00
==============================================================================================
  TOTAL RETURN(3)                    0.31%     1.05%     1.64%      3.71%     3.30%     3.10%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.51%(4)   0.51%     0.51%      0.50%     0.50%    0.31%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              0.62%(4)   1.04%     1.62%      3.64%     3.23%    3.10%(5)
---------------------------------
Net Assets, End of Period
(in thousands)                    $259,903   $272,256  $250,035   $249,461  $233,852  $283,046
----------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2003 (unaudited).

(2) Per share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) ACIM voluntarily waived its management fee from August 1, 1997 through
    July 31, 1998. Effective August 1, 1998, ACIM began decreasing the waiver by 0.10% of the fund's net assets on a monthly basis, until the waiver expired in December 1998. In the absence of the waiver, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.50% and 2.91% for 1999.

See Notes to Financial Statements.

------
27

Tax-Free Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                                 2003(1)     2003       2002       2001       2000      1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $11.19     $10.63     $10.50      $9.93     $10.39    $10.52
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income           0.19       0.39       0.44       0.48       0.48      0.48
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                    (0.21)      0.58       0.22       0.57      (0.44)    (0.05)
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (0.02)      0.97       0.66       1.05       0.04      0.43
-----------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income     (0.19)     (0.39)     (0.44)     (0.48)     (0.48)    (0.48)
-------------------------------
  From Net Realized Gains          --       (0.02)     (0.09)       --       (0.02)    (0.08)
-----------------------------------------------------------------------------------------------
  Total Distributions            (0.19)     (0.41)     (0.53)     (0.48)     (0.50)    (0.56)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $10.98     $11.19     $10.63     $10.50      $9.93    $10.39
===============================================================================================
  TOTAL RETURN(2)                (0.19)%     9.31%      6.45%     10.77%      0.44%     4.07%

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           0.51%(3)     0.51%      0.51%      0.51%      0.51%     0.51%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets           3.40%(3)     3.62%      4.14%      4.65%      4.75%     4.52%
-------------------------------
Portfolio Turnover Rate           21%          57%        86%       106%       107%       32%
-------------------------------
Net Assets, End of Period
(in thousands)                  $605,248   $620,000   $382,447   $188,186   $149,511  $149,678
-----------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2003 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
28

Tax-Free Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             INSTITUTIONAL
CLASS
--------------------------------------------------------------------------------
                                                         2003(1)       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $11.19         $10.90
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                   0.20           0.05
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                (0.21)          0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                       (0.01)          0.34
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                             (0.20)         (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.98         $11.19
================================================================================
  TOTAL RETURN(3)                                        (0.09)%         3.14%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.31%(4)       0.30%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets    3.60%(4)       3.68%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                   21%           57%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                 $6,898         $7,609
--------------------------------------------------------------------------------

(1)  Six months ended November 30, 2003 (unaudited).

(2)  April 15, 2003 (commencement of sale) through May 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
29

Share Class Information

One class of shares is authorized for sale by Tax-Free Money Market: Investor
Class. Two classes of shares are authorized for sale by Tax-Free Bond: Investor
Class and Institutional Class. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

(continued)

------
30

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

------
31

Notes

------
32

[back cover]

CONTACT US

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AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0401                            American Century Investment Services, Inc.
SH-SAN-36711N                  (c)2004 American Century Services Corporation

[front cover]

November 30, 2003

[graphic of chart]

American Century
Semiannual Report

[graphic of starfish on beach]

[graphic of bridge over stream]

High-Yield Municipal

[american century logo and text logo (reg. sm)]

Our Message to You........................................................  1

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E Stowers III with James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for American Century
High-Yield Municipal for the six months ended November 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/ of James E. Stowers, Jr.
      James E. Stowers, Jr.
      Founder and Chairman

      /s/ of James E. Stowers III
      James E. Stowers III
      Co-Chairman of the Board

------
1

High-Yield Municipal - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003

                                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                                     1 YEAR   5 YEARS(1) INCEPTION(1)    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                      7.03%      5.40%       5.84%         3/31/98
--------------------------------------------------------------------------------
LEHMAN BROS. LONG-TERM
MUNICIPAL BOND INDEX                7.55%      5.74%       6.06%           --
--------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
HIGH-YIELD MUNICIPAL DEBT FUNDS     7.23%      3.28%       3.54%           --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)          37 of 78    3 of 51     2 of 50          --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales charge*                   --         --        5.12%(3)
   With sales charge*                 --         --        0.43%(3)
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales charge*                   --         --        4.60%(3)
   With sales charge*                 --         --       -0.40%(3)
--------------------------------------------------------------------------------
C Class*                            6.23%        --        5.47%         7/24/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3) Returns for periods less than one year are not annualized.

(continued)

------
2

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
-------------------------------------------------------------------------------
                              1998*    1999     2000     2001    2002    2003
-------------------------------------------------------------------------------
Investor Class**              6.08%   -0.70%    4.33%    8.64%   7.99%   7.03%
-------------------------------------------------------------------------------
Lehman Bros. Long-Term
Municipal Bond Index          5.56%   -5.10%   10.70%   10.30%   6.09%   7.55%
-------------------------------------------------------------------------------

* From 3/31/98 (the class's inception date) to 11/30/98. Not annualized.

**Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99.  Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
3

High-Yield Municipal - Portfolio Commentary

By Steven Permut, portfolio manager

RETURN SUMMARY & PERSPECTIVE

American Century High-Yield Municipal returned 1.62%* for the six months ended
November 30, 2003. The fund's broad market benchmark -- the Lehman Brothers
Long-Term Municipal Bond Index -- returned 0.31%. The index reflects the performance of investment-grade municipal bonds -- its credit quality is
AA1/AA2. Investment-grade municipals tend to underperform high-yield municipals when interest rates rise.

As rates rose during the period, the average return of High-Yield Municipal's peer group -- 80 high-yield municipal debt funds tracked by Lipper Inc. -- was
2.43%. Peer performance was boosted by the strong rebound of airline bonds, which weren't part of the fund's portfolio.

Despite trailing the Lipper average for the six- and 12-month periods ended
November 30, 2003, High-Yield Municipal continued to distinguish itself over longer time frames. The fund outperformed its peer average for the five-year and since-inception periods ended November 30, ranking in the top 10% of the Lipper group.

YIELD SUMMARY & PERSPECTIVE

High-Yield Municipal's primary investment objective is to seek high current income that is exempt from federal income tax. To accomplish this, the investment team buys securities that are rated below investment grade, as well as unrated securities. These bonds offer higher yields as compensation for their perceived risk. As of November 30, 2003, the fund's 30-day SEC yield was
4.90%. That equates to a 7.54% 30-day tax-equivalent yield for investors in the
35% federal tax bracket, comparable to the 30-day yield on taxable corporate high-yield securities but with less default risk.

ECONOMIC & MARKET PERSPECTIVE

Municipal bond yields rose during the six months as economic conditions improved. Economic growth, as measured by GDP, accelerated rapidly, starting at a 3.1% annual rate in the second quarter of 2003, then spiking to 8.2% in the third quarter. That increase was due in part to the amount of monetary and fiscal stimulus provided by the Federal Reserve and the government, including low short-term interest rates and tax cuts. Fourth-quarter growth is expected to top second-quarter levels as well, with projections in the 4-5% range.

YIELDS AS OF NOVEMBER 30, 2003

--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                 4.90%
--------------------------------------------------------------------------------
A Class                                        4.44%
--------------------------------------------------------------------------------
B Class                                        3.90%
--------------------------------------------------------------------------------
C Class                                        4.15%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                              6.53%
--------------------------------------------------------------------------------
28.0% Tax Bracket                              6.81%
--------------------------------------------------------------------------------
33.0% Tax Bracket                              7.31%
--------------------------------------------------------------------------------
35.0% Tax Bracket                              7.54%
--------------------------------------------------------------------------------

(1) The tax brackets indicated are for federal taxes only.

*All fund returns and yields referenced in
this commentary are for Investor Class shares.                (continued)

------
4

High-Yield Municipal - Portfolio Commentary

That's bad news for most bonds, but relatively better news for high-yield municipals, which have historically tended to outperform investment-grade municipals and Treasurys when interest rates rise. A case in point was July
2003. While the 10-year Treasury note and the Lehman Brothers Long-Term
Municipal Bond Index returned -7.07% and -4.82% respectively, High-Yield
Municipal and its Lipper group average returned -2.21% and -1.83% respectively.

This potential for outperformance in a down bond market is part of what makes high-yield municipals attractive as a portfolio diversifier for fixed-income investors, in addition to providing high levels of federal tax-free income.

PORTFOLIO POSITIONING & STRATEGY

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. The investment team may select bonds with credit ratings, financial structures, types of issuers, maturities, or coupon rates that position the portfolio for potential capital appreciation for various reasons. Those reasons include the possibility of a credit upgrade (as the underlying project or projects being financed mature) or a change in the direction of interest rates.

During the six-month period, the investment team sought to provide high current income and long-term capital appreciation potential by investing in a portfolio that, from a credit perspective, included approximately 65% unrated (believed to be mostly below investment-grade) and 22% AAA municipal bonds (creating a
"credit barbell"). From a sector standpoint, the portfolio owned approximately
40% land-secured bonds located primarily in high-population-growth states like
California, Nevada, and Florida. These positions remained essentially unchanged during the period, as did the portfolio's duration, which was just over six years.

Also unchanged was our focus on thorough credit reviews and meticulous security selection -- the foundations of our approach. We believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector.

PORTFOLIO COMPOSITION BY CREDIT RATING

--------------------------------------------------------------------------------
                            % OF FUND                           % OF FUND
                           INVESTMENTS                         INVESTMENTS
                              AS OF                               AS OF
                            11/30/03                             5/31/03
--------------------------------------------------------------------------------
AAA                           22%                                 21%
--------------------------------------------------------------------------------
AA                             3%                                  3%
--------------------------------------------------------------------------------
A                              --                                  4%
--------------------------------------------------------------------------------
BBB                            7%                                  6%
--------------------------------------------------------------------------------
BB                             2%                                  2%
--------------------------------------------------------------------------------
Unrated                       66%                                 64%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                            % OF FUND                           % OF FUND
                           INVESTMENTS                         INVESTMENTS
                              AS OF                               AS OF
                            11/30/03                             5/31/03
--------------------------------------------------------------------------------
California                    20.5%                               17.8%
--------------------------------------------------------------------------------
Nevada                        17.0%                               14.2%
--------------------------------------------------------------------------------
Florida                       15.0%                               16.3%
--------------------------------------------------------------------------------
Maryland                       5.1%                                6.2%
--------------------------------------------------------------------------------
Colorado                       4.5%                                1.8%
--------------------------------------------------------------------------------

------
5

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ In Thousands)                      Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 94.9%

ALASKA - 0.8%
--------------------------------------------------------------------------------
   $   500  Anchorage Schools GO, Series
            2000 A, 5.75%, 12/1/16 (MBIA)                              $    571
--------------------------------------------------------------------------------
ARIZONA - 3.2%
--------------------------------------------------------------------------------
     1,125  Maricopa County Industrial
            Development Auth. Education Rev.,
            (Horizon Community Learning
            Center), 7.95%, 6/1/23                                        1,176
--------------------------------------------------------------------------------
     1,150  Sundance Community Facilities
            Assessment District
            No. 2 Rev., 7.125%, 7/1/27                                    1,154
--------------------------------------------------------------------------------
                                                                          2,330
--------------------------------------------------------------------------------
CALIFORNIA - 20.5%
--------------------------------------------------------------------------------
     2,000  Beaumont Financing Auth.
            Rev., Series 2003 A,
            6.875%, 9/1/27                                                2,098
--------------------------------------------------------------------------------
     2,000  California Mobilehome Park
            Financing Auth. Rev., Series 2003 B
            (Palomar Estates E&W),
            7.00%, 9/15/36(1)                                             2,029
--------------------------------------------------------------------------------
     1,000  California Statewide Communities
            Development Auth. COP, Series  1999 A,
            (Windsor Terrace Healthcare),
            7.875%, 10/1/29 (Acquired
            10/26/99, Cost $1,000)(2)                                       984
--------------------------------------------------------------------------------
       750  California Statewide Communities
            Development Auth. Rev., (Thomas
            Jefferson School of Law),
            7.75%, 10/1/31                                                  804
--------------------------------------------------------------------------------
     2,000  Capistrano Unified School District
            Community Facilities District
            Special Tax Rev., (No. 90-2 Talega),
            6.00%, 9/1/33                                                 2,015
--------------------------------------------------------------------------------
       950  Hawaiian Gardens COP, Series
            2000 A, 8.00%, 6/1/23                                         1,020
--------------------------------------------------------------------------------
     2,000  Perris Public Financing Auth.
            Special Tax Rev., Series 2003 A,
            6.25%, 9/1/33                                                 2,031
--------------------------------------------------------------------------------
     1,000  Soledad Special Assessment,
            (Diamond Ridge Assessment
            District No. 02-01), 6.75%, 9/2/33                            1,046
--------------------------------------------------------------------------------
     1,615  Vallejo Multifamily Housing Rev.,
            Series 1998 B, (Solano Affordable
            Housing), 8.25%, 4/1/39
            (Acquired 12/12/02, Cost $1,748)(2)                           1,747
--------------------------------------------------------------------------------
     1,000  West Sacramento Special Tax Rev.,
            (Community Facilities District No. 16),
            6.00%, 9/1/33                                                 1,000
--------------------------------------------------------------------------------
                                                                         14,774
--------------------------------------------------------------------------------
COLORADO - 4.5%
--------------------------------------------------------------------------------
       640  Douglas County School District
            No. Re-1 GO, Series 2002 B,
            (Douglas & Elbert counties),
            5.75%, 12/15/19
            (FSA/State Aid Withholding)                                     727
--------------------------------------------------------------------------------
Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
    $1,000  La Plata County School District
            No. 9R GO, (Durango), 5.00%,
            11/1/22 (MBIA/State
            Aid Withholding)                                           $  1,040
--------------------------------------------------------------------------------
     1,500  Plaza Metropolitan District
            No. 1 Rev., 8.00%, 12/1/25                                    1,511
--------------------------------------------------------------------------------
                                                                          3,278
--------------------------------------------------------------------------------
CONNECTICUT - 1.4%
--------------------------------------------------------------------------------
     1,000  Connecticut Development Auth.
            Industrial Rev., (Afco Cargo
            BDL-LLC), 8.00%, 4/1/30                                       1,041
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 2.6%
--------------------------------------------------------------------------------
     1,000  District of Columbia COP,
            (Public Safety & Emergency),
            5.50%, 1/1/19 (AMBAC)                                         1,100
--------------------------------------------------------------------------------
       750  Metropolitan Washington D.C.
            Airports Auth. General Rev.,
            Series 2001 A, 5.50%, 10/1/18 (MBIA)                            807
--------------------------------------------------------------------------------
                                                                          1,907
--------------------------------------------------------------------------------
FLORIDA - 12.9%
--------------------------------------------------------------------------------
       110  Arbor Greene Community
            Development District Special
            Assessment, 5.75%, 5/1/06                                       110
--------------------------------------------------------------------------------
       105  Arbor Greene Community
            Development District Special
            Assessment, 6.50%, 5/1/07                                       106
--------------------------------------------------------------------------------
     1,000  Double Branch Community
            Development District Special
            Assessment, Series 2002 A,
            6.70%, 5/1/34                                                 1,041
--------------------------------------------------------------------------------
       530  Fleming Island Plantation
            Community Development  District Special Assessment,
            Series 2000 B, 7.375%, 5/1/31                                   563
--------------------------------------------------------------------------------
     1,495  Gateway Services Community
            Development District Special
            Assessment, Series 2003 B,
            (Sun City Center-Fort Meyers),
            5.50%, 5/1/10                                                 1,488
--------------------------------------------------------------------------------
     1,125  Heritage Harbor South Community
            Development District Rev.,
            Series 2002 B, 5.40%, 11/1/08                                 1,132
--------------------------------------------------------------------------------
       210  Maple Ridge Community
            Development District  Special Assessment,
            Series 2000 B, 6.15%, 11/1/04                                   212
--------------------------------------------------------------------------------
     1,000  Orange County School Board COP,
            Series 2002 A, 5.50%, 8/1/19 (MBIA)                           1,106
--------------------------------------------------------------------------------
       800  Reunion East Community
            Development District Special
            Assessment Rev., Series 2002 B,
            5.90%, 11/1/07                                                  803
--------------------------------------------------------------------------------
     1,315  Sterling Hill Community
            Development District Special
            Assessment, Series 2003 B,
            (Capital Improvement Revenue),
            5.50%, 11/1/10                                                1,313
--------------------------------------------------------------------------------

See Notes to Financial Statements.                           (continued)

------
6

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ In Thousands)                        Value
--------------------------------------------------------------------------------
   $   380  Stoneybrook West Community
            Development District Special
            Assessment Rev., Series 2000 A,
            7.00%, 5/1/32                                              $    398
--------------------------------------------------------------------------------

       985  Waterchase Community Development
            District Rev., Series 2001 A,
            6.70%, 5/1/32                                                 1,013
--------------------------------------------------------------------------------
                                                                          9,285
--------------------------------------------------------------------------------
GEORGIA - 0.8%
--------------------------------------------------------------------------------
       500  Atlanta Water & Wastewater Rev.,
            Series 1999 A, 5.50%, 11/1/18 (FGIC)                            577
--------------------------------------------------------------------------------
GUAM - 1.6%
--------------------------------------------------------------------------------
       390  Guam International Airport Auth.
            Rev., Series 2003 A, 4.00%,
            10/1/10 (MBIA)                                                  414
--------------------------------------------------------------------------------
       690  Guam International Airport Auth. Rev.,
            Series 2003 A, 4.00%, 10/1/11 (MBIA)                            725
--------------------------------------------------------------------------------
                                                                          1,139
--------------------------------------------------------------------------------
MARYLAND - 5.1%
--------------------------------------------------------------------------------
     1,250  Anne Arundel County Special
            Obligation Rev., (Arundel Mills),
            7.10%, 7/1/29                                                 1,354
--------------------------------------------------------------------------------
     1,000  Anne Arundel County Special
            Obligation Rev., (National Business
            Park), 7.375%, 7/1/28                                         1,081
--------------------------------------------------------------------------------
     1,250  Prince Georges County Rev.,
            (Woodview Village Phase II -
            Subdistrict), 7.00%, 7/1/32                                   1,266
--------------------------------------------------------------------------------
                                                                          3,701
--------------------------------------------------------------------------------
MICHIGAN - 0.8%
--------------------------------------------------------------------------------
       500  East China School District GO,
            5.50%, 5/1/18 (Q-SBLF)                                          557
--------------------------------------------------------------------------------
MISSOURI - 2.6%
--------------------------------------------------------------------------------
       860  Missouri Bottom Transportation
            Development District Hazelwood
            Rev., 7.20%, 5/1/33                                             878
--------------------------------------------------------------------------------
       955  Missouri Housing Development
            Commission Mortgage Rev., Series
            1998 B2, (Single Family),
            6.40%, 9/1/29 (GNMA/FNMA)                                     1,026
--------------------------------------------------------------------------------
                                                                          1,904
--------------------------------------------------------------------------------
NEVADA - 17.0%
--------------------------------------------------------------------------------
       975  Clark County Improvement District
            No. 121 Special Assessment,
            (Southern Highlands Area),
            7.50%, 12/1/19                                                1,058
--------------------------------------------------------------------------------
     3,000  Clark County Improvement District
            No. 142 Special Assessment,
            5.50%, 8/1/12(3)                                              2,987
--------------------------------------------------------------------------------
     1,575  Henderson Local Improvement
            Districts No. T-14 Special
            Assessment, 5.25%, 3/1/13                                     1,557
--------------------------------------------------------------------------------
     1,105  Henderson Redevelopment Agency
            Tax Allocation, Series 2002 B,
            7.10%, 10/1/22                                                1,138
--------------------------------------------------------------------------------
Principal Amount              ($ In Thousands)                            Value
--------------------------------------------------------------------------------
   $   350  Henderson Redevelopment Agency
            Tax Allocation, Series 2002 B,
            7.20%, 10/1/25                                             $    361
--------------------------------------------------------------------------------
       440  Las Vegas Rev., (Special Improvement
            District No. 809-Summerlin Area),
            4.95%, 6/1/12                                                   428
--------------------------------------------------------------------------------
       460  Las Vegas Rev., (Special Improvement
            District No. 809-Summerlin Area),
            5.05%, 6/1/13                                                   447
--------------------------------------------------------------------------------
       500  Las Vegas Special Assessment,
           (Special Improvement District No. 808-
            Summerlin Area), 5.40%, 6/1/06                                  520
--------------------------------------------------------------------------------
       495  Las Vegas Special Assessment,
            (Special Improvement District No. 808-
            Summerlin Area), 5.70%, 6/1/08                                  515
--------------------------------------------------------------------------------
     1,165  North Las Vegas Special Assessment,
            (Special Improvement District
            No. 60-Aliante), 5.25%, 12/1/10                               1,183
--------------------------------------------------------------------------------
       500  North Las Vegas Special Assessment,
            (Special Improvement District
            No. 60-Aliante), 5.60%, 12/1/12                                 498
--------------------------------------------------------------------------------
       755  Reno Special Assessment
            District No. 4, (Somersett
            Parkway), 5.20%, 12/1/10                                        764
--------------------------------------------------------------------------------
       795  Reno Special Assessment District
            No. 4, (Somersett Parkway),
            5.45%, 12/1/11                                                  802
--------------------------------------------------------------------------------
                                                                         12,258
--------------------------------------------------------------------------------
NEW JERSEY - 4.3%
--------------------------------------------------------------------------------
     1,000  New Jersey Economic Development
            Auth. Rev., Series 1999 A,
           (Transportation Sublease),
            6.00%, 5/1/09 (FSA)                                           1,170
--------------------------------------------------------------------------------
     2,000  Tobacco Settlement Financing
            Corp. Rev., 6.75%, 6/1/39(1)                                  1,931
--------------------------------------------------------------------------------
                                                                          3,101
--------------------------------------------------------------------------------
NEW YORK - 1.4%
--------------------------------------------------------------------------------
     1,000  Onondaga County Industrial
            Development Auth. Rev., (Air Cargo),
            7.25%, 1/1/32                                                 1,022
--------------------------------------------------------------------------------
OHIO - 1.5%
--------------------------------------------------------------------------------
     1,000  Plain Local School District GO,
            5.50%, 12/1/19 (FGIC)                                         1,105
--------------------------------------------------------------------------------
OKLAHOMA - 1.0%
--------------------------------------------------------------------------------
       750  Oklahoma City Industrial &
            Cultural Facilities Trust Rev.,
            (Oklahoma City), 6.75%, 1/1/23                                  712
--------------------------------------------------------------------------------
PENNSYLVANIA - 2.4%
--------------------------------------------------------------------------------
     1,200  Dauphin County General Auth. Rev.,
            (Hyatt Regency Hotel &
            Conference Center), 6.20%, 1/1/29                               948
--------------------------------------------------------------------------------
       835  New Morgan Municipal Auth.
            Office Rev., Series 1999 A,
            (Commonwealth Office),
            5.375%, 6/1/08                                                  819
--------------------------------------------------------------------------------
                                                                          1,767
--------------------------------------------------------------------------------

See Notes to Financial Statements.                             (continued)

------
7

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount              ($ In Thousands)                          Value
--------------------------------------------------------------------------------
RHODE ISLAND - 0.8%
--------------------------------------------------------------------------------
   $   500  Cranston GO, 6.375%,
            11/15/17 (FGIC)                                            $    595
--------------------------------------------------------------------------------
SOUTH CAROLINA - 2.0%
--------------------------------------------------------------------------------
     1,425  South Carolina Jobs Economic
            Development Auth. Hospital
            Facilities Rev., Series 2003 C,
            (Palmetto Health), 4.25%, 8/1/05                              1,456
--------------------------------------------------------------------------------
TEXAS - 3.2%
--------------------------------------------------------------------------------
       890  Abia Development Corp. Airport
            Facilities Rev., (Aero Austin L.P.),
            6.75%, 1/1/11                                                   864
--------------------------------------------------------------------------------
       400  Bexar County Health Facilities
            Development Corp. Rev., (Army
            Retirement Residence),
            6.125%, 7/1/22                                                  417
--------------------------------------------------------------------------------
     1,000  Bexar County Health Facilities
            Development Corp. Rev., (Army
            Retirement Residence),
            6.30%, 7/1/32                                                 1,044
--------------------------------------------------------------------------------
                                                                          2,325
--------------------------------------------------------------------------------
UTAH - 2.8%
--------------------------------------------------------------------------------
       630  Bountiful Hospital Rev.,
            (South Davis Community Hospital),
            5.125%, 12/15/05
            (Acquired 9/24/98, Cost $625)(2)                                638
--------------------------------------------------------------------------------
     1,235  West Valley City Rev.,
            Series 2001 A, 5.50%,
            7/15/15 (MBIA)                                                1,387
--------------------------------------------------------------------------------
                                                                          2,025
--------------------------------------------------------------------------------
WASHINGTON - 1.7%
--------------------------------------------------------------------------------
       860  Cowlitz County School District
            No. 458 Kelso GO, 5.75%,
            12/1/18 (FSA)                                                   968
--------------------------------------------------------------------------------
       250  Port of Seattle Rev., Series
            2000 B, 6.00%, 2/1/15 (MBIA)                                    293
--------------------------------------------------------------------------------
                                                                          1,261
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $66,689)                                                           68,691
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES - 5.1%
ARIZONA - 0.1%
--------------------------------------------------------------------------------
       100  Phoenix Industrial Development
            Auth. Rev., Series 2003 A,
            (Sunrise Vista Apartments),
            VRDN, 1.25%, 12/4/03
            (LOC: Wells Fargo Bank N.A.)                                    100
--------------------------------------------------------------------------------
FLORIDA - 2.1%
--------------------------------------------------------------------------------
     1,500  Duval County Housing
            Finance Auth. Rev.,
            (Camri Green Apartments),
            VRDN, 1.15%, 12/4/03 (FNMA)                                   1,500
--------------------------------------------------------------------------------
Principal Amount              ($ In Thousands)                          Value
--------------------------------------------------------------------------------
OHIO - 1.8%
--------------------------------------------------------------------------------
    $1,300  Trumbull County Health Care
            Facility Rev., VRDN, 1.10%,
            12/1/03 (RADIAN)
            (SBBPA: Fleet Bank N.A.)                                   $  1,300
--------------------------------------------------------------------------------
TENNESSEE - 0.7%
--------------------------------------------------------------------------------
       300  Bradley County Industrial
            Development Board Rev.,
            (Kroger Co.), VRDN, 1.25%,
            12/4/03 (LOC: U.S. Bank N.A.)                                   300
--------------------------------------------------------------------------------
       200  Knox County Industrial
            Development Board Rev.,
            (Kroger Co.), VRDN, 1.25%,
            12/4/03 (LOC: U.S. Bank Trust N.A.)                             200
--------------------------------------------------------------------------------
                                                                            500
--------------------------------------------------------------------------------
WYOMING - 0.4%
--------------------------------------------------------------------------------
       300  Sweetwater County Pollution
            Control Rev., Series 1988 B,
            (Pacificorp), VRDN, 1.10%,
            12/1/03 (LOC: Bank One N.A.)                                    300
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $3,700)                                                             3,700
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $70,389)                                                          $72,391
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
Q-SBLF = Qualified State Bond Loan Fund
RADIAN = Radian Asset Assurance Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is  indicated. Rate shown is effective November 30, 2003.

(1) Security, or a portion thereof, has been segregated for a when-issued security.

(2) Security was purchased under Rule 144A of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from  registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    November 30, 2003, was $3,369 (in thousands), which represented 4.7% of net assets.

(3) When-issued security.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

NOVEMBER 30, 2003 (UNAUDITED) (Amounts In Thousands Except Per-Share Amounts)

ASSETS
Investment securities, at value (cost of $70,389)                       $72,391
--------------------------------------------------------------------
Cash                                                                        250
--------------------------------------------------------------------
Receivable for capital shares sold                                          798
--------------------------------------------------------------------
Interest receivable                                                       1,224
--------------------------------------------------------------------------------
                                                                         74,663
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                         2,989
--------------------------------------------------------------------
Accrued management fees                                                      36
--------------------------------------------------------------------
Distribution fees payable                                                     3
--------------------------------------------------------------------
Service fees payable                                                          4
--------------------------------------------------------------------
Dividends payable                                                           100
--------------------------------------------------------------------------------
                                                                          3,132
--------------------------------------------------------------------------------

NET ASSETS                                                              $71,531
================================================================================
NET ASSETS CONSIST OF:
Capital paid in                                                         $71,454
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions                 (1,925)
--------------------------------------------------------------------
Net unrealized appreciation on investments                                2,002
--------------------------------------------------------------------------------
                                                                        $71,531
================================================================================
INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $52,915,677
--------------------------------------------------------------------
Shares outstanding                                                    5,213,227
--------------------------------------------------------------------
Net asset value per share                                                $10.15
--------------------------------------------------------------------------------
A CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $11,504,224
--------------------------------------------------------------------
Shares outstanding                                                    1,133,393
--------------------------------------------------------------------
Net asset value per share                                                $10.15
--------------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.63
--------------------------------------------------------------------------------
B CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                           $1,970,746
--------------------------------------------------------------------
Shares outstanding                                                      194,157
--------------------------------------------------------------------
Net asset value per share                                                $10.15
--------------------------------------------------------------------------------
C CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                           $5,140,019
--------------------------------------------------------------------
Shares outstanding                                                      506,392
--------------------------------------------------------------------
Net asset value per share                                                $10.15
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)
(Amounts In Thousands)

INVESTMENT INCOME
INCOME:
--------------------------------------------------------------------
Interest                                                                 $1,835
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                             199
--------------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------------
 B Class                                                                      5
--------------------------------------------------------------------
 C Class                                                                      8
--------------------------------------------------------------------
Service fees:
--------------------------------------------------------------------
 B Class                                                                      2
--------------------------------------------------------------------
 C Class                                                                      4
--------------------------------------------------------------------
Service and distribution fees - A Class                                       8
--------------------------------------------------------------------
Trustees' fees and expenses                                                   2
--------------------------------------------------------------------------------
                                                                            228
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     1,607
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
Net realized loss on investment transactions                               (115)
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                       (400)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                           (515)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $1,092
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MAY 31, 2003
(Amounts In Thousands)
------------------------------------------------------------------------------
INCREASE IN NET ASSETS                            NOV. 30, 2003   MAY 31, 2003
OPERATIONS
Net investment income                               $  1,607        $  2,360
----------------------------------------------
Net realized gain (loss)                                (115)            387
----------------------------------------------
Change in net unrealized appreciation                   (400)          1,368
------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              1,092           4,115
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
----------------------------------------------
  Investor Class                                      (1,353)         (2,333)
----------------------------------------------
  A Class                                               (159)            (11)
----------------------------------------------
  B Class                                                (27)             (3)
----------------------------------------------
  C Class                                                (68)            (13)
------------------------------------------------------------------------------
Decrease in net assets from distributions             (1,607)         (2,360)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets from
capital share transactions                            14,146          19,983
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            13,631          21,738
NET ASSETS
Beginning of period                                   57,900          36,162
------------------------------------------------------------------------------
End of period                                        $71,531         $57,900
==============================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act.
The fund's investment objective is to seek high current income exempt from federal income taxes. Capital appreciation is a secondary objective. The fund invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. The fund invests primarily in long- and intermediate-term municipal obligations. The fund may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
12

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED) (Amounts In Thousands)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2925% to 0.4100% and the rates for the
Complex Fee range from 0.2900% to 0.3100% (Investor, A, B and C Classes). For the six months ended November 30, 2003, the effective annual management fee was
0.63% for the Investor, A, B and C Classes.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------
                                  B               C
--------------------------------------------------------
Distribution Fee                0.75%           0.50%
--------------------------------------------------------
Service Fee                     0.25%           0.25%
--------------------------------------------------------

Effective January 2, 2004, the distribution fee for the C Class will increase to
0.75%. This increase was approved by shareholders on November 21, 2003.

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended November 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2003, were $18,096 and $6,067, respectively.

(continued)

------
13

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED) (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                           SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2003
---------------------------------------------------------
Sold                                                         1,193      $12,029
---------------------------------------------------------
Issued in reinvestment of distributions                         83          840
---------------------------------------------------------
Redeemed                                                    (1,294)     (12,996)
--------------------------------------------------------------------------------
Net decrease                                                   (18)    $   (127)
================================================================================
YEAR ENDED MAY 31, 2003
---------------------------------------------------------
Sold                                                         3,267      $32,863
---------------------------------------------------------
Issued in reinvestment of distributions                        159        1,602
---------------------------------------------------------
Redeemed                                                    (1,860)     (18,712)
--------------------------------------------------------------------------------
Net increase                                                 1,566      $15,753
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2003
---------------------------------------------------------
Sold                                                           969       $9,756
---------------------------------------------------------
Issued in reinvestment of distributions                         14          140
---------------------------------------------------------
Redeemed                                                       (57)        (567)
--------------------------------------------------------------------------------
Net increase                                                   926       $9,329
================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------------------------------
Sold                                                           208       $2,104
---------------------------------------------------------
Issued in reinvestment of distributions                          1            9
---------------------------------------------------------
Redeemed                                                        (2)         (16)
--------------------------------------------------------------------------------
Net increase                                                   207       $2,097
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2003
---------------------------------------------------------
Sold                                                           126       $1,271
---------------------------------------------------------
Issued in reinvestment of distributions                          1            7
---------------------------------------------------------
Redeemed                                                        (2)         (14)
--------------------------------------------------------------------------------
Net increase                                                   125       $1,264
================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------------------------------
Sold                                                            69         $702
---------------------------------------------------------
Issued in reinvestment of distributions                          --           1
---------------------------------------------------------
Redeemed                                                         --          (5)
--------------------------------------------------------------------------------
Net increase                                                    69         $698
================================================================================

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

(continued)

------
14

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED) (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                             SHARES      AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2003
---------------------------------------------------------
Sold                                                            367      $3,708
---------------------------------------------------------
Issued in reinvestment of distributions                           1          12
---------------------------------------------------------
Redeemed                                                        (4)         (40)
--------------------------------------------------------------------------------
Net increase                                                    364      $3,680
================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------------------------------
Sold                                                            145      $1,472
---------------------------------------------------------
Issued in reinvestment of distributions                           1           7
---------------------------------------------------------
Redeemed                                                        (4)         (44)
--------------------------------------------------------------------------------
Net increase                                                    142      $1,435
================================================================================

(1)  July 24, 2002 (commencement of sale) through May 31, 2003.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPMCB, which was renewed to $650 million effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended November 30, 2003.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2003, the federal tax cost of investments was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                        $70,389
================================================================================
Gross tax appreciation of investments                                   $2,332
--------------------------------------------------------------------
Gross tax depreciation of investments                                     (330)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $2,002
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The fund had capital loss carryovers of $1,810 as of May 31, 2003. The accumulated losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

------
15

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
--------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                        2003(1)    2003      2002     2001     2000       1999
PER-SHARE DATA
Net Asset Value, Beginning of Period   $10.25     $9.87     $9.62    $9.32   $10.12      $10.08
--------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income                  0.26      0.53      0.53     0.53     0.51        0.54
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           (0.10)     0.38      0.25     0.30    (0.79)       0.07
--------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.16      0.91      0.78     0.83    (0.28)       0.61
--------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income            (0.26)    (0.53)    (0.53)   (0.53)   (0.51)      (0.54)
---------------------------------------
  From Net Realized Gains                  --        --        --       --    (0.01)      (0.03)
--------------------------------------------------------------------------------------------------
  Total Distributions                   (0.26)    (0.53)    (0.53)   (0.53)   (0.52)      (0.57)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.15    $10.25     $9.87    $9.62    $9.32      $10.12
==================================================================================================
  TOTAL RETURN(2)                        1.62%     9.40%     8.25%    9.13%   (2.81)%      6.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                    0.64%(3)  0.64%     0.64%    0.64%    0.52%(4)   0.01%(4)
---------------------------------------
Ratio of Net Investment
Income to Average Net Assets             5.15%(3)  5.22%     5.39%    5.59%    5.31%(4)   5.28%(4)
---------------------------------------
Portfolio Turnover Rate                    10%       43%       28%      50%      60%        92%
---------------------------------------
Net Assets, End of Period
(in thousands)                         $52,916   $53,621   $36,162  $29,342    $28,189    $42,068
--------------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2003 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
    (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
    October 31, 1999. In absence of the waiver, the annualized ratio of operating expenses to average net assets would have been 0.64% for both periods and the annualized ratio of net investment income to average net assets would have been 4.65% and 4.74%, for the same periods, respectively.

See Notes to Financial Statements.

------
16

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                              A CLASS
--------------------------------------------------------------------------------
                                                        2003(1)       2003(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                    $10.25        $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                   0.25          0.17
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                (0.10)         0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.15          0.36
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                             (0.25)        (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.15        $10.25
================================================================================
  TOTAL RETURN(3)                                        1.49%          3.57%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets        0.89%(4)       0.88%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     4.90%(4)       5.03%(4)
------------------------------------------------------
Portfolio Turnover Rate                                    10%            43%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)               $11,504         $2,117
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2003 (unaudited).

(2) January 31, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
17

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                         2003(1)      2003(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                     $10.25       $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                    0.21         0.15
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 (0.10)        0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.11         0.34
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                              (0.21)       (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.15       $10.25
================================================================================
  TOTAL RETURN(3)                                          1.12%        3.44%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets          1.64%(4)     1.63%(4)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       4.15%(4)     4.35%(4)
---------------------------------------------------------
Portfolio Turnover Rate                                      10%          43%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                  $1,971         $708
--------------------------------------------------------------------------------

(1)  Six months ended November 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through May 31, 2003.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
18

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                               C CLASS
--------------------------------------------------------------------------------
                                                        2003(1)      2003(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                    $10.25       $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                   0.22         0.39
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                (0.10)        0.22
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.12         0.61
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                             (0.22)      (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.15       $10.25
================================================================================
  TOTAL RETURN(3)                                         1.24%        6.15%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets         1.39%(4)     1.39%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      4.40%(4)     4.55%(4)
------------------------------------------------------
Portfolio Turnover Rate                                     10%          43%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                 $5,140       $1,454
--------------------------------------------------------------------------------

(1)  Six months ended November 30, 2003 (unaudited).

(2)  July 24, 2002 (commencement of sale) through May 31, 2003.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
19

Proxy Voting Results

A special meeting of C Class shareholders was held on November 21, 2003, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

To vote on approval of the Amendment to the Master Distribution and Individual
Shareholder Services Plan.

---------------------------------------------------------
HIGH-YIELD MUNICIPAL FUND C CLASS
---------------------------------------------------------
For:                                       121,544
---------------------------------------------------------
Against:                                    18,023
---------------------------------------------------------
Abstain:                                         -
---------------------------------------------------------

------
20

Share Class Information

Four classes of shares are authorized for sale by High-Yield Municipal: Investor
Class, A Class, B Class, and C Class. The total expense ratios of A, B, and C
Class shares are higher than that of Investor Class. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
22

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

------
23

Notes

------
24

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0401                               American Century Investment Services, Inc.
SH-SAN-36710N                      (c)2004 American Century Services Corporation

[front cover]

November 30, 2003

American Century
Semiannual Report

[photos]

Florida Municipal Money Market
Florida Municipal Bond

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Our Message to You........................................................  1

FLORIDA MUNICIPAL MONEY MARKET

FLORIDA MUNICIPAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information.................................................... 20

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Florida Municipal Money Market and Florida Municipal Bond funds for the six months ended November 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

------
1

Florida Municipal Money Market - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
                                             -----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR        5 YEARS    INCEPTION(1)      DATE
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL
MONEY MARKET                   0.69%         2.24%        2.86%         4/11/94
--------------------------------------------------------------------------------
LIPPER OTHER STATES
TAX-EXEMPT MONEY MARKET
FUNDS AVERAGE RETURN           0.53%         2.08%        2.65%(2)         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)      9 of 40       8 of 33     2 of 18(2)         --
--------------------------------------------------------------------------------

(1)  Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/96. Beginning on 1/1/97, management fees were phased in at a rate of 0.10% each month until 5/1/97.

(2)  Since 4/30/94, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                                     % OF FUND        % OF FUND
                                                    INVESTMENTS      INVESTMENTS
                                                       AS OF            AS OF
                                                     11/30/03          5/31/03
--------------------------------------------------------------------------------
A-1+                                                    72%              68%
--------------------------------------------------------------------------------
A-1                                                     28%              32%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                                     % OF FUND        % OF FUND
                                                    INVESTMENTS      INVESTMENTS
                                                       AS OF            AS OF
                                                     11/30/03          5/31/03
--------------------------------------------------------------------------------
1-30 days                                               94%              90%
--------------------------------------------------------------------------------
31-90 days                                              --               --
--------------------------------------------------------------------------------
91-180 days                                             3%               4%
--------------------------------------------------------------------------------
More than 180 days                                      3%               6%
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                                        0.76%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                                        0.76%
--------------------------------------------------------------------------------
   7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                                       1.01%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                                       1.06%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                                       1.13%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                                       1.17%
--------------------------------------------------------------------------------
*The tax brackets indicated are for federal taxes only.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share,  it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Florida Municipal Money Market - Portfolio Commentary

By Alan Kruss, portfolio manager

PERFORMANCE SUMMARY

Florida Municipal Money Market returned 0.30% for the six months ended November
30, 2003, outperforming the 0.22% average return of the 40 funds in Lipper
Inc.'s "Other States Tax-Exempt Money Market Funds" category (see the previous page for additional performance figures).

ECONOMIC & MARKET REVIEW

The U.S. economy picked up steam, with growth accelerating from a 3.1% annual pace at the end of the second quarter to 8.2% in the third quarter of 2003 (as measured by real GDP). One drag on the economy was unemployment: the U.S.
economy lost 140,000 jobs in the first two months of the period, pushing the unemployment rate up to 6.4% in June. In August, employment reports started turning positive, and unemployment gradually dropped back to 5.9% by November.
The employment data, other signs of economic weakness that lasted until mid-summer, and low inflation, prompted the Federal Reserve (the Fed) to cut its short-term interest rate target to a mere 1.0% in June.

Municipal money market yields generally fell during the six months. Yields fell significantly in June after the Fed's rate cut, but then recovered somewhat as demand for money market securities fell during the year. Assets invested in money market funds have dropped by nearly 9% in 2003 because of money funds' low yields--largely the result of 13 Fed interest rate cuts spread over the past three years. Florida Municipal Money Market's 7-day current yield held up very well during the period, falling only 7 basis points, from 0.83% at the end of
May, to 0.76% at the end of November.

PORTFOLIO STRATEGY

The portfolio's weighted average maturity (WAM) fell gradually over the six months, as we prepared for the fund's eventual close in April 2004 (for more information on the closure, please see "Subsequent Events" on page 17). The fund's WAM climbed to 45 days in early June, then declined gradually, reaching
18 days at the end of November.

We kept about 95% of the fund's assets invested in "floaters"--very short-term floating-rate municipal notes. (They're labeled as VRDNs in the Schedule of
Investments.) Overall, yields on floaters were competitive with, or better than, those on one-year muni notes, and we didn't want to invest in longer-term securities with rates so low.

We also picked up some extra yield investing in non-Florida municipal money market securities (the fund is allowed to hold up to 20% non-Florida paper). For example, on November 30, the fund held securities from California, Alabama,
Georgia, New York, and Tennessee.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very low levels. Nonetheless, we expect the fund to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

------
3

Florida Municipal Money Market - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ALABAMA -- 3.4%
--------------------------------------------------------------------------------
       $2,000,000  Anniston Industrial Development
                   Board Rev., (Hunjan Moulded
                   Products Ltd.), VRDN, 1.40%,
                   12/4/03 (LOC: AmSouth Bank)                      $ 2,000,000
--------------------------------------------------------------------------------
CALIFORNIA -- 7.6%
--------------------------------------------------------------------------------
        2,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04 (FWPA)                              2,009,650
--------------------------------------------------------------------------------
        2,500,000  San Bernardino County Housing
                   Auth. Rev., Series 2002 C,
                   VRDN, 1.12%, 12/1/03 (XLCA)                        2,500,000
--------------------------------------------------------------------------------
                                                                      4,509,650
--------------------------------------------------------------------------------
FLORIDA -- 83.9%
--------------------------------------------------------------------------------
        1,100,000  Alachua County Housing
                   Finance Auth. Rev., (University
                   Cove Apartments), VRDN,
                   1.14%, 12/3/03 (LOC:
                   Southtrust Bank N.A.)                              1,100,000
--------------------------------------------------------------------------------
        4,600,000  Broward County Airport Exempt
                   Facility Rev., (Various LearJet
                   Inc. Projects), VRDN, 1.25%,
                   12/4/03 (LOC: Bank of America)                     4,600,000
--------------------------------------------------------------------------------
          965,000  Broward County Industrial
                   Development Rev., (MDR
                   Fitness Corp.), VRDN, 1.30%,
                   12/3/03 (LOC: SunTrust Bank)
                   (Acquired 2/28/96-4/9/96,
                   Cost $965,000)(1)                                    965,000
--------------------------------------------------------------------------------
        1,400,000  Coral Springs Industrial
                   Development Rev., (Royal
                   Plastics Group), VRDN, 1.20%,
                   12/3/03 (LOC: SunTrust Bank
                   South Florida, N.A.) (Acquired
                   1/31/01, Cost $1,400,000)(1)                       1,400,000
--------------------------------------------------------------------------------
        5,600,000  Florida Housing Finance Agency
                   Multifamily Rev., (Country Club),
                   VRDN, 1.25%, 12/4/03 (LOC:
                   FHLMC)                                             5,600,000
--------------------------------------------------------------------------------
        3,150,000  Florida Housing Finance Agency
                   Multifamily Rev., (Woodlands),
                   VRDN, 1.22%, 12/3/03 (LOC:
                   Northern Trust Company)                            3,150,000
--------------------------------------------------------------------------------
        2,015,000  Florida Housing Finance Agency
                   Trust Receipts Rev., Series
                   1998-12, VRDN, 1.22%, 12/3/03
                   (MBIA) (LOC: Bank of
                   New York) (Acquired 1/23/01-
                   6/26/01, Cost $2,015,000)(1)                       2,015,000
--------------------------------------------------------------------------------
        4,985,000  Florida Housing Finance Agency
                   Rev., VRDN, 1.28%, 12/4/03
                   (SBBPA: Merrill Lynch Capital
                   Services) (Acquired 7/9/03,
                   Cost $4,985,000)(1)                                4,985,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,500,000  Florida Housing Finance
                   Corporation Rev., Series 2002-1,
                   (Tuscany Lakes), VRDN, 1.25%,
                   12/4/03 (LOC: FNMA)                              $ 1,500,000
--------------------------------------------------------------------------------
        1,500,000  Hillsborough County Aviation
                   Auth. Rev., VRDN, 1.21%,
                   12/4/03 (MBIA) (SBBPA:
                   Svenska Handelsbanken AB)
                   (Acquired 2/20/03, Cost
                   $1,500,000)(1)                                     1,500,000
--------------------------------------------------------------------------------
        1,900,000  Hillsborough County Industrial
                   Development Auth. Rev.,
                   (Seaboard Tampa), VRDN,  1.35%,
                   12/3/03 (LOC: First
                   Union National Bank)                               1,900,000
--------------------------------------------------------------------------------
          500,000  Indian River County Industrial
                   Development Rev., (Florida
                   Convention Centers), VRDN,
                   1.25%, 12/1/03 (LOC: Wells
                   Fargo Bank Minnesota, N.A.)                          500,000
--------------------------------------------------------------------------------
        4,500,000  Miami Health Facilities Auth.
                   Rev., VRDN, 1.23%, 12/4/03
                   (SBBPA: Westdeutsche
                   Landesbank AG) (Acquired
                   8/22/02-11/20/03, Cost
                   $4,500,000)(1)                                     4,500,000
--------------------------------------------------------------------------------
        3,000,000  Miami-Dade County Industrial
                   Development Auth. Rev., (Altira
                   Inc.), VRDN, 1.25%, 12/3/03
                   (LOC: SunTrust Bank)                               3,000,000
--------------------------------------------------------------------------------
        2,400,000  Miami-Dade County Industrial
                   Development Auth. Rev.,
                   (Dutton Press Inc.), VRDN,
                   1.20%, 12/3/03 (LOC: SunTrust
                   Bank, Miami, N.A.) (Acquired
                   12/27/00-4/11/01, Cost
                   $2,400,000)(1)                                     2,400,000
--------------------------------------------------------------------------------
        2,130,000  Miami-Dade County Industrial
                   Development Auth. Rev., (Von
                   Drehle Florida Inc.), VRDN,
                   1.25%, 12/4/03 (LOC: Branch
                   Banking & Trust)                                   2,130,000
--------------------------------------------------------------------------------
        2,150,000  Orange County Housing Finance
                   Auth. Multifamily Guaranteed
                   Mortgage Rev., Series 1989 A,
                   (Sundown Association II),
                   VRDN, 1.22%, 12/3/03 (LOC:
                   Northern Trust Co.)                                2,150,000
--------------------------------------------------------------------------------
        2,000,000  Palm Beach County Airport Rev.,
                   Series 2000 A, (Galaxy Aviation),
                   VRDN, 1.20%, 12/3/03 (LOC:
                   SunTrust Bank)                                     2,000,000
--------------------------------------------------------------------------------
        1,200,000  Palm Beach County Rev.,
                   (Convalescent Centers), VRDN,
                   1.32%, 12/3/03 (LOC: Wells
                   Fargo N.A.)                                        1,200,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
4

Florida Municipal Money Market - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $2,100,000  Pinellas County Industrial
                   Council Development Rev.,
                   (Hunter Douglas Inc.), VRDN,
                   1.20%, 12/3/03 (LOC: ABN
                   Amro Bank N.V.) (Acquired
                   3/17/97, Cost $2,100,000)(1)                     $ 2,100,000
--------------------------------------------------------------------------------
        1,000,000  Seminole County Industrial
                   Development Auth. Rev., VRDN,
                   1.30%, 12/4/03 (LOC: Bank of
                   America N.A.)                                      1,000,000
--------------------------------------------------------------------------------
                                                                     49,695,000
--------------------------------------------------------------------------------
GEORGIA -- 1.4%
--------------------------------------------------------------------------------
          850,000  Fulton County Development
                   Auth. Rev., (Darby Printing Co.),
                   VRDN, 1.47%, 12/3/03 (LOC:
                   Wachovia Bank N.A.)                                  850,000
--------------------------------------------------------------------------------
NEW YORK -- 2.5%
--------------------------------------------------------------------------------
       $1,500,000  New York State Thruway Auth.
                   Rev., Series 2003 A, 1.125%,
                   3/25/04                                          $ 1,500,118
--------------------------------------------------------------------------------
TENNESSEE -- 1.2%
--------------------------------------------------------------------------------
          700,000  Cookeville Industrial
                   Development Board Rev., Series
                   2001 A, (Advocacy & Resources
                   Project), VRDN, 1.30%, 12/4/03
                   (LOC: AmSouth Bank)                                  700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                                $59,254,768
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

LOC = Letter of Credit

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FWPA = Forward Warrant Purchase Agreement

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2003, was
     $19,865,000, which represented 33.4% of net assets. None of these securities are considered to be illiquid.

See Notes to Financial Statements.

------
5

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
                                            -----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                1 YEAR      5 YEARS     INCEPTION**      DATE
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND          5.62%        5.34%        6.12%         4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX                 5.72%        5.49%        5.92%(1)        --
--------------------------------------------------------------------------------
LIPPER FLORIDA INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS                 4.93%        4.41%        5.05%(2)        --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)       5 of 19      1 of 15     1 of 10(2)        --
--------------------------------------------------------------------------------

(1)  Since 3/31/94, the date nearest the fund's inception for which data are available.

(2)  Since 4/14/94, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made April 11, 1994

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended November 30
--------------------------------------------------------------------------------
                          1994*       1995       1996        1997        1998
--------------------------------------------------------------------------------
Florida Municipal
Bond**                   -0.40%      14.39%      4.61%       6.78%       7.39%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index                  0.94%      11.99%      5.36%       5.38%       6.32%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                          1999        2000       2001        2002        2003
--------------------------------------------------------------------------------
Florida Municipal
Bond**                    0.00%       7.09%      7.82%       6.35%       5.62%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index                  1.49%       5.62%      8.24%       6.47%       5.72%
--------------------------------------------------------------------------------

*  From 4/11/94, the fund's inception date. Index data from 3/31/94, the date nearest the fund's inception for which data are available. Not annualized.

** Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
6

Florida Municipal Bond - Portfolio Commentary

By Kenneth Salinger, portfolio manager

PERFORMANCE SUMMARY

Florida Municipal Bond returned -0.63% for the six months ended November 30,
2003, reflecting municipal bonds' limited performance. By comparison, the average return of the 19 Florida Intermediate Municipal Debt Funds tracked by
Lipper Inc. was -0.52%. (See the previous page for details.)

Although the fund's short-term performance wasn't as good as we would have liked, long-term performance remained solid. For example, Florida Municipal Bond ranked among the top 30% of its Lipper peer group for the year ended November
30, 2003, while the five-year return earned the fund a #1 finish.

ECONOMIC AND GLOBAL BACKDROP

After serving out the second quarter at a 3.1% annualized pace, economic growth
(as measured by seasonally adjusted gross domestic product) accelerated to an estimated 8.2% during the third quarter. That surprisingly robust three-month rate marked the fastest quarterly increase since 1983. Activity appears to have tapered off some here in the fourth quarter, but  is still forecast to rise in the neighborhood of 4-5%.

Encouraging economic news arrived in other forms as well, especially toward period-end. In particular, consumer confidence surged, housing-market activity remained not far off of record levels, and durable goods orders generally increased as well.

In addition, inflation (as measured by the consumer price index) remained tame.
Prices were so well behaved that the Federal Reserve, which reduced its benchmark interest rate--the federal funds rate--to approximately a 45-year low of 1.00% in late June, said in late October that the chance for deflation, or a drop in prices, posed a bigger threat than an increase in prices.

Outside of the economic front, however, a full spate of troubling news tempered consumer enthusiasm going into the holiday season. Global evidence of increased terrorist activity, a brief evacuation of the White House, ongoing violence in
Iraq, and still-high oil prices reminded investors that plenty of challenges remained.

MUNICIPAL MARKET PERFORMANCE

Municipal bonds produced limited total returns, as evidenced by the 0.47% gain of the Lehman Brothers Municipal 5-Year GO Index.

The solid economic improvement weighed on bonds in general. However, terrorist-related concerns provided a limited counterbalance, as did Fed Chief
Alan Greenspan's early November reassurance that the Fed will remain patient regarding interest rates.

YIELDS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                                      2.56%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                                     3.41%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                                     3.56%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                                     3.82%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                                     3.94%
--------------------------------------------------------------------------------
*The tax brackets indicated are for federal taxes only.

                                                                    (continued)

------
7

Florida Municipal Bond - Portfolio Commentary

Stepped-up supply played a role as well. Although new municipal bond issuance tapered off some by the end of the six months, the supply of new municipal bonds kept 2003 on track to fall not far from 2002's $358 billion record.
Fortunately, solid investor demand helped to buoy municipal bonds in spite of the increased supply.

PORTFOLIO STRATEGIES

With that environment in mind, we kept Florida Municipal Bond's interest rate sensitivity conservatively low. That generally helped performance when economic data surprised to the upside and bond prices fell, but dampened returns during rallies.

We maintained Florida Municipal Bond's emphasis on better-rated bonds, as shown by the accompanying table regarding the portfolio's composition by credit rating. However, we continued to look for lower-rated investment-grade bonds with what we felt were compelling credit stories with the help of our credit research team.

Lastly, our interest rate and inflation expectations combined with what we felt was a significant difference between the yields of short- and long-term bonds led us to generally emphasize somewhat of a barbell bond maturity structure for the portfolio. Such a structure tends to perform best when the yield curve (a graphic representation of the relationship between bond yields and maturities)
flattens. That is, when the difference between the yields of short- and long-term bonds decreases.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                              % OF FUND             % OF FUND
                                             INVESTMENTS           INVESTMENTS
                                                AS OF                 AS OF
                                              11/30/03               5/31/03
--------------------------------------------------------------------------------
AAA                                             85%                   84%
--------------------------------------------------------------------------------
AA                                               6%                    1%
--------------------------------------------------------------------------------
A                                                2%                    6%
--------------------------------------------------------------------------------
BBB                                              7%                    9%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                                    % OF FUND
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
COPs/Leases                                                           20%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                               18%
--------------------------------------------------------------------------------
GO                                                                    10%
--------------------------------------------------------------------------------
Transportation Revenue                                                10%
--------------------------------------------------------------------------------
Land Based                                                             6%
--------------------------------------------------------------------------------

------
8

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.8%

FLORIDA -- 95.8%
--------------------------------------------------------------------------------
       $2,110,000  Broward County Airport Systems
                   Rev., (Passenger Facility),
                   (Conventional Lien H1), 5.25%,
                   10/1/12 (AMBAC)                                  $ 2,265,979
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/13 (FSA)                                         557,425
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board
                   COP, 5.50%, 2/15/12 (FSA)                          1,685,394
--------------------------------------------------------------------------------
          960,000  Crossings at Fleming Island
                   Community Development
                   District Special Assessment
                   Rev., Series 2000 B, 5.20%,
                   5/1/04 (MBIA)                                        976,608
--------------------------------------------------------------------------------
          715,000  Crossings at Fleming Island
                   Community Development
                   District Special Assessment
                   Rev., Series 2000 B, 5.25%,
                   5/1/05 (MBIA)                                        755,147
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (AMBAC)                                              271,370
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board
                   COP, 5.75%, 7/1/16 (FSA)                           1,306,584
--------------------------------------------------------------------------------
          145,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.80%,
                   4/1/06 (GNMA/FNMA)                                   153,445
--------------------------------------------------------------------------------
          225,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.85%,
                   4/1/07 (GNMA/FNMA)                                   240,768
--------------------------------------------------------------------------------
        1,050,000  Florida Board of Education
                   Capital Outlay GO, Series
                   1995 C, 5.50%, 6/1/12,
                   Prerefunded at 101% of Par
                   (MBIA)(1)                                          1,126,419
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond Finance
                   Rev., Series 1998 B,
                   (Environmental Protection -
                   Preservation), 5.25%, 7/1/10
                   (FSA)                                              2,600,533
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance Agency
                   Rev., Series 1995 E,
                   (Williamsburg Village
                   Apartments), 5.60%, 12/1/07
                   (AMBAC)                                              478,890
--------------------------------------------------------------------------------
          775,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2, (Homeowner
                   Mortgage), 4.60%, 1/1/21 (FSA)                       778,232
--------------------------------------------------------------------------------
        1,000,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                     1,076,480
--------------------------------------------------------------------------------
          350,000  Gainesville Utilities System Rev.,
                   Series 1996 A, 5.75%, 10/1/09                        406,746
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                   $   750,641
--------------------------------------------------------------------------------
          400,000  Hillsborough County Port
                   District Special Rev., 6.50%,
                   6/1/04 (FSA)                                         410,516
--------------------------------------------------------------------------------
        2,010,000  Hollywood Water & Sewer Rev.,
                   3.00%, 10/1/06 (FSA)                               2,083,003
--------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility),
                   5.25%, 4/1/15 (FGIC)                               1,358,512
--------------------------------------------------------------------------------
        1,000,000  JEA Electric Systems Rev.,
                   Series 2003-3A, 2.50%,
                   10/1/05                                            1,016,170
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   2.75%, 5/1/06 (MBIA)                                 302,744
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.10%, 5/1/07 (MBIA)                                 306,133
--------------------------------------------------------------------------------
          330,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.65%, 5/1/09 (MBIA)                                 345,870
--------------------------------------------------------------------------------
          350,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.85%, 5/1/10 (MBIA)                                 367,784
--------------------------------------------------------------------------------
          625,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   4.00%, 5/1/11 (MBIA)                                 655,063
--------------------------------------------------------------------------------
          850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                      914,192
--------------------------------------------------------------------------------
        1,290,000  Lee County Rev., Series 2001 A,
                   4.80%, 10/1/12 (AMBAC)                             1,406,848
--------------------------------------------------------------------------------
        1,000,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 3.35%, 11/15/04                           1,008,800
--------------------------------------------------------------------------------
        1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07                           1,373,296
--------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,145,470
--------------------------------------------------------------------------------
        1,910,000  Miami Beach Water   Sewer
                   Rev., 5.625%, 9/1/16 (AMBAC)                       2,131,331
--------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                736,184
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/16 (FSA)                               1,123,090
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/17 (FSA)                             $ 1,118,900
--------------------------------------------------------------------------------
        1,260,000  Miami-Dade County Water Rev.,
                   4.00%, 10/1/05 (MBIA)                              1,320,631
--------------------------------------------------------------------------------
          160,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   (Orlando Regional Healthcare),
                   6.00%, 10/1/04 (MBIA)                                166,285
--------------------------------------------------------------------------------
          390,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   (Orlando Regional Healthcare),
                   6.00%, 10/1/04 (MBIA)(1)                             406,010
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      2,072,813
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        548,861
--------------------------------------------------------------------------------
          500,000  Orlando Utilities Commission
                   Water & Electric Rev., 5.70%,
                   10/1/04                                              519,120
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 4.00%, 10/1/06
                   (MBIA)                                             1,062,810
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/17 (FSA)                               1,105,680
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (AMBAC)                                            2,285,719
--------------------------------------------------------------------------------
          500,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                        555,785
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.45%, 12/1/04                        306,666
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.55%, 12/1/05                        311,751
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.70%, 12/1/07                        317,067
--------------------------------------------------------------------------------
        1,000,000  Polk County Housing Finance
                   Auth. Multifamily Housing Rev.,
                   Series 1997 A, (Winter Oaks
                   Apartments), 5.25%, 7/1/07
                   (FNMA)                                             1,055,220
--------------------------------------------------------------------------------
          705,000  Punta Gorda Rev., (Utility
                   Systems), 3.00%, 1/1/04
                   (AMBAC)                                              706,241
--------------------------------------------------------------------------------
        1,595,000  Seminole County GO, 5.375%,
                   10/1/17 (FGIC)                                     1,763,751
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement Rev., Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10 (MBIA)                      1,164,479
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                        $ 1,095,550
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (AMBAC)                             1,080,210
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility
                   System Rev., Series 1998 B,
                   5.125%, 10/1/15 (FGIC)                             1,091,370
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (AMBAC)                         473,040
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,204,420
--------------------------------------------------------------------------------
          910,000  Village Center Community
                   Development District
                   Recreational Rev., Series
                   2001 A, 3.75%, 11/1/05
                   (MBIA)                                               951,323
--------------------------------------------------------------------------------
                                                                     54,799,369
--------------------------------------------------------------------------------
PUERTO RICO -- 2.0%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10                                             1,128,080
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $52,851,782)                                                   55,927,449
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.2%

FLORIDA -- 2.2%
--------------------------------------------------------------------------------
          300,000  Broward County Industrial
                   Development Rev., VRDN,
                   1.20%, 12/3/03 (LOC: SunTrust
                   Bank South Florida, N.A.)
                   (Acquired 9/17/03-9/24/03,
                   Cost $300,000)(2)                                    300,000
--------------------------------------------------------------------------------
          750,000  Florida Housing Finance
                   Agency Multifamily Rev.,
                   (Woodlands), VRDN, 1.22%,
                   12/3/03 (LOC: Northern Trust
                   Company)                                             750,000
--------------------------------------------------------------------------------
          200,000  Miami Health Facilities Auth.
                   Rev., VRDN, 1.23%, 12/4/03
                   (LOC: Westdeutsche
                   Landesbank Girozentrale)
                   (Acquired 9/19/03, Cost
                   $200,000)(2)                                         200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $1,250,000)                                                     1,250,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $54,101,782)                                                  $57,177,449
================================================================================

See Notes to Financial Statements.                                   (continued)

------
10

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2003, was
     $500,000, which represented 0.9% of net assets.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     FLORIDA
                                                    MUNICIPAL         FLORIDA
                                                   MONEY MARKET   MUNICIPAL BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$59,254,768 and $54,101,782, respectively)         $59,254,768      $57,177,449
-----------------------------------------------
Cash                                                   113,933           --
-----------------------------------------------
Receivable for capital shares sold                       --               2,910
-----------------------------------------------
Interest receivable                                    113,631          600,467
-----------------------------------------------
Prepaid portfolio insurance                              1,259            --
--------------------------------------------------------------------------------
                                                    59,483,591       57,780,826
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                     --               15,022
-----------------------------------------------
Accrued management fees                                 24,024           23,687
-----------------------------------------------
Dividends payable                                          707           50,157
--------------------------------------------------------------------------------
                                                        24,731           88,866
--------------------------------------------------------------------------------
NET ASSETS                                         $59,458,860      $57,691,960
================================================================================
CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                               59,512,839        5,254,002
================================================================================

NET ASSET VALUE PER SHARE                                $1.00           $10.98
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $59,512,840      $54,522,096
-----------------------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                                (53,980)          94,197
-----------------------------------------------
Net unrealized appreciation
on investments                                          --            3,075,667
--------------------------------------------------------------------------------
                                                   $59,458,860      $57,691,960
================================================================================

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     FLORIDA
                                                    MUNICIPAL         FLORIDA
                                                   MONEY MARKET   MUNICIPAL BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------
Interest                                            $328,300       $1,478,624
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------
Management fees                                      147,173          153,927
-----------------------------------------------
Trustees' fees and expenses                            1,639            1,727
-----------------------------------------------
Portfolio insurance and other expenses                 3,814              592
--------------------------------------------------------------------------------
                                                     152,626          156,246
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                175,674        1,322,378
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on
investment transactions                               (4,557)        (144,457)
-----------------------------------------------
Change in net unrealized
appreciation on investments                              --        (1,821,180)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                      (4,557)      (1,965,637)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $171,117        $(643,259)
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MAY 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS    FLORIDA MUNICIPAL MONEY MARKET    FLORIDA MUNICIPAL BOND
-----------------------------------------------------------------------------------------------
                                      NOVEMBER 30,      MAY 31,      NOVEMBER 30,      MAY 31,
                                          2003           2003            2003           2003
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                  $175,674       $604,256      $1,322,378     $2,433,072
--------------------------------------
Net realized gain (loss)                 (4,557)        (6,307)       (144,457)       462,181
--------------------------------------
Change in net
unrealized appreciation                    --             --        (1,821,180)     3,132,967
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations               171,117        597,949        (643,259)     6,028,220
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income             (175,674)      (604,881)     (1,322,378)    (2,433,072)
--------------------------------------
From net realized gains                    --             --             --          (379,812)
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (175,674)      (604,881)     (1,322,378)    (2,812,884)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Proceeds from shares sold            13,120,292     51,256,232       8,660,706     37,203,985
--------------------------------------
Proceeds from reinvestment
of distributions                        166,610        572,270         902,407      2,002,779
--------------------------------------
Payments for shares redeemed        (17,979,599)   (53,789,721)    (19,983,027)   (26,909,961)
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                   (4,692,697)    (1,961,219)    (10,419,914)    12,296,803
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                        (4,697,254)    (1,968,151)    (12,385,551)    15,512,139

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period                  64,156,114     66,124,265      70,077,511     54,565,372
-----------------------------------------------------------------------------------------------
End of period                      $ 59,458,860   $ 64,156,114    $ 57,691,960   $ 70,077,511
===============================================================================================
TRANSACTIONS IN SHARES OF THE FUND
-----------------------------------------------------------------------------------------------
Sold                                 13,120,292     51,256,232         788,055      3,399,806
--------------------------------------
Issued in reinvestment
of distributions                        166,610        572,270          82,598        182,002
--------------------------------------
Redeemed                            (17,979,599)   (53,789,721)     (1,825,057)    (2,457,953)
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                (4,692,697)    (1,961,219)       (954,404)     1,123,855
===============================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Florida Municipal Money Market Fund (Municipal Money Market)
and Florida Municipal Bond Fund (Municipal Bond) (collectively, the funds) are two funds in a series issued by the trust. Municipal Money Market is diversified under the 1940 Act. Municipal Bond is non-diversified under the 1940 Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of
Florida. The funds invest primarily in Florida municipal obligations. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of Florida than a fund with a broader geographical diversification. The following is a summary of the funds'
significant accounting policies.

SECURITY VALUATIONS -- Securities of Municipal Money Market are valued at amortized cost, which approximates current market value. Securities of Municipal
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Municipal Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
15

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Municipal Money Market and 0.1625% to 0.2800% for Municipal Bond. The rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended November 30, 2003, the effective annual management fee for Municipal Money Market and Municipal Bond was 0.49% and 0.50%, respectively.

MONEY MARKET INSURANCE -- Municipal Money Market, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Municipal Money Market pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Municipal Bond has a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Municipal Bond, excluding short-term investments, for the six months ended November 30, 2003, were
$13,536,875 and $21,524,670, respectively. All investment transactions for
Municipal Money Market were short-term during the six months ended November 30,
2003.

4. BANK LINE OF CREDIT

Municipal Bond, along with certain other funds managed by ACIM, has a
$620,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to $650,000,000 effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%.
Municipal Bond did not borrow from the line during the six months November 30,
2003.

                                                                     (continued)

------
16

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED)

5. FEDERAL TAX INFORMATION

On December 9, 2003, Municipal Bond declared and paid a per-share distribution of $0.0454 from net realized gains to shareholders of record on December 8,
2003.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                  FLORIDA
                                                 MUNICIPAL            FLORIDA
                                                MONEY MARKET      MUNICIPAL BOND
--------------------------------------------------------------------------------
Federal tax cost of investments                  $59,254,768        $54,101,782
================================================================================
Gross tax appreciation of investments                --              $3,080,252
------------------------------------------
Gross tax depreciation of investments                --                  (4,585)
--------------------------------------------------------------------------------
Net tax appreciation of investments                  --              $3,075,667
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2003, Municipal Money Market had net capital loss carryovers of
$41,552 that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

As of May 31, 2003, Municipal Money Market has capital loss deferrals of $7,459 which represent net capital losses incurred in the seven-month period ended May
31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

6. SUBSEQUENT EVENTS

On December 17, 2003, the Board of Trustees approved a plan to liquidate Florida
Municipal Money Market. It is expected that the liquidation will be completed at the close of business on April 23, 2004.

------
17

Florida Municipal Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
---------------------------------------------------------------------------------------------
                                      2003(1)    2003     2002      2001     2000      1999
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00    $1.00     $1.00    $1.00     $1.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                --(2)     0.01     0.02      0.04     0.03      0.03
---------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income           --(2)     (0.01)   (0.02)    (0.04)   (0.03)    (0.03)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00    $1.00     $1.00    $1.00     $1.00
=============================================================================================
  TOTAL RETURN(3)                      0.30%     0.96%    1.59%     3.72%    3.30%     2.92%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(4)    0.51%    0.51%     0.50%    0.50%     0.50%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                0.59%(4)    0.95%    1.58%     3.67%    3.26%     2.88%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $59,459   $64,156  $66,124   $75,353  $84,902   $87,509
---------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2003 (unaudited).

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

------
18

Florida Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
-----------------------------------------------------------------------------------------------
                                      2003(1)    2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $11.29    $10.73    $10.67    $10.08    $10.50    $10.56
-----------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                0.24      0.42      0.44      0.47      0.45      0.44
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                         (0.31)     0.62      0.19      0.59     (0.41)     0.05
-----------------------------------------------------------------------------------------------
  Total From Investment Operations    (0.07)     1.04      0.63      1.06      0.04      0.49
-----------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income          (0.24)    (0.42)    (0.44)    (0.47)    (0.45)    (0.44)
-------------------------------------
  From Net Realized Gains               --      (0.06)    (0.13)      --      (0.01)    (0.11)
-----------------------------------------------------------------------------------------------
  Total Distributions                 (0.24)    (0.48)    (0.57)    (0.47)    (0.46)    (0.55)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.98    $11.29    $10.73    $10.67    $10.08    $10.50
===============================================================================================
  TOTAL RETURN(2)                     (0.63)%    9.90%     5.98%    10.70%     0.49%     4.71%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(3)    0.51%     0.51%     0.51%     0.51%     0.51%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                4.30%(3)    3.78%     4.03%     4.49%     4.49%     4.13%
-------------------------------------
Portfolio Turnover Rate                 23%       45%       75%      138%      155%      154%
-------------------------------------
Net Assets, End of Period
(in thousands)                       $57,692    $70,078   $54,565   $53,860   $46,077  $44,379
----------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

------
19

Additional Information

INDEX DEFINITIONS

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL  5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021. It is also available on American Century's
Web site at www.americancentury.com and on the Securities and Exchange
Commission's Web site at www.sec.gov.

------
20

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

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EMPLOYER-SPONSORED RETIREMENT PLANS:
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FINANCIAL ADVISORS, INSURANCE COMPANIES:
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1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0401                                  American Century Investment Services, Inc.
SH-SAN-36708N                      (c)2004 American Century Services Corporation

[front cover]

November 30, 2003

American Century
Semiannual Report

[photos]

Arizona Municipal Bond

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Our Message to You........................................................  1

ARIZONA MUNICIPAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information.................................................... 13

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for American Century
Arizona Municipal Bond fund for the six months ended November 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

------
1

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR        5 YEARS     INCEPTION**      DATE
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND          5.72%         5.35%       5.98%          4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                        5.72%         5.49%       5.92%(1)         --
--------------------------------------------------------------------------------
LIPPER OTHER STATES
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS                 5.27%         4.37%       5.19%(2)         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)      31 of 111      1 of 83     2 of 45(2)        --
--------------------------------------------------------------------------------

(1)  Since 3/31/94, the date nearest the fund's inception for which data are available.

(2)  Since 4/14/94, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made April 11, 1994

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended November 30
--------------------------------------------------------------------------------
                           1994*      1995       1996        1997       1998
--------------------------------------------------------------------------------
Arizona Municipal
Bond**                     0.78%     13.73%      4.91%       5.02%      6.83%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index                   0.94%     11.99%      5.36%       5.38%      6.32%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                            1999      2000        2001       2002       2003
--------------------------------------------------------------------------------
Arizona Municipal
Bond**                    -0.09%      6.96%      8.37%       5.99%      5.72%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index                   1.49%      5.62%      8.24%       6.47%      5.72%
--------------------------------------------------------------------------------

*  From 4/11/94, the fund's inception date. Index data from 3/31/94, the date nearest the fund's inception for which data are available. Not annualized.

** Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Arizona Municipal Bond - Portfolio Commentary

By Kenneth Salinger, portfolio manager

PERFORMANCE SUMMARY

Arizona Municipal Bond returned -0.44% for the six months ended November 30,
2003, reflecting municipal bonds' limited performance. By comparison, the average return of the 116 Other States Intermediate Municipal Debt Funds tracked by Lipper Inc. was -0.27%. (See the previous page  for details.)

Although the fund's short-term performance wasn't as good as we would have liked, long-term performance remained solid. For example, Arizona Municipal Bond ranked among the top 5% of its Lipper peer group for the five-year period ended
November 30, 2003.

ECONOMIC AND GLOBAL BACKDROP

After serving out the second quarter  at a 3.1% annualized pace, economic growth
(as measured by seasonally adjusted gross domestic product) accelerated to an estimated 8.2% during the third quarter. That surprisingly robust three-month rate marked the fastest quarterly increase since 1983. Activity appears to have tapered off some here in the fourth quarter, but is still forecast to rise in the neighborhood of 4-5%.

Encouraging economic news arrived in other forms as well, especially toward period-end. In particular, consumer confidence surged, housing-market activity remained near record levels, and durable goods orders generally increased as well.

In addition, inflation (as measured by the consumer price index) remained tame.
Prices were so well behaved that the Federal Reserve, which reduced its benchmark interest rate--the federal funds rate--to approximately a 45-year low of 1.00% in late June, said in late October that the chance for deflation, or a drop in prices, posed a bigger threat than an increase in prices.

Outside of the economic front, however, a full spate of troubling news tempered consumer enthusiasm going into the holiday season. Global evidence of increased terrorist activity, a brief evacuation of the White House, ongoing violence in
Iraq, and still-high oil prices reminded investors that plenty of challenges remained.

MUNICIPAL MARKET PERFORMANCE

Municipal bonds produced limited total returns, as evidenced by the 0.47% gain of the Lehman Brothers Municipal 5-Year GO Index.

The solid economic improvement weighed on bonds in general. However, terrorist-related concerns provided a limited counterbalance, as did Fed Chief
Alan Greenspan's early November reassurance that the Fed will remain patient regarding interest rates.

YIELDS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                                 2.45%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
28.54% Tax Bracket                                               3.43%
--------------------------------------------------------------------------------
31.40% Tax Bracket                                               3.57%
--------------------------------------------------------------------------------
36.38% Tax Bracket                                               3.85%
--------------------------------------------------------------------------------
38.28% Tax Bracket                                               3.97%
--------------------------------------------------------------------------------
*The tax brackets indicated are combined federal and state tax brackets.

                                                                    (continued)

------
3

Arizona Municipal Bond - Portfolio Commentary

Stepped-up supply played a role as well. Although new municipal bond issuance tapered off some by the end of the six months, the supply of new municipal bonds kept 2003 on track to fall not far from 2002's $358 billion record.
Fortunately, solid investor demand helped to buoy municipal bonds in spite of the increased supply.

PORTFOLIO STRATEGIES

With that environment in mind, we generally kept Arizona Municipal Bond's interest rate sensitivity conservatively low and even decreased it some from the start of June. That generally helped performance when economic data surprised to the upside and bond prices fell, but dampened returns during rallies.

We maintained Arizona Municipal Bond's emphasis on better-rated bonds, as shown by the accompanying table regarding the portfolio's composition by credit rating. However, we continued to look for lower-rated investment-grade bonds with what we felt were compelling credit stories with the help of our credit research team.

Lastly, our interest rate and inflation expectations combined with what we felt was a significant difference between the yields of short- and long-term bonds led us to generally emphasize somewhat of a barbell bond maturity structure for the portfolio. Such a structure tends to perform best when the yield curve (a graphic representation of the relationship between bond yields and maturities)
flattens. That is, when the difference between the yields of short- and long-term bonds decreases.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
AAA                                         61%                   72%
--------------------------------------------------------------------------------
AA                                          20%                   15%
--------------------------------------------------------------------------------
A                                            9%                    4%
--------------------------------------------------------------------------------
BBB                                         10%                    9%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
GO                                                                38%
--------------------------------------------------------------------------------
Higher Education                                                  12%
--------------------------------------------------------------------------------
COPs/Leases                                                       11%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            9%
--------------------------------------------------------------------------------
Special Tax Revenue                                                9%
--------------------------------------------------------------------------------

------
4

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 94.0%

ARIZONA -- 89.2%
--------------------------------------------------------------------------------
       $1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/1/18                      $ 1,958,003
--------------------------------------------------------------------------------
          500,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.25%, 7/1/20                          540,325
--------------------------------------------------------------------------------
        1,000,000  Arizona State University Rev.,
                   5.00%, 7/1/06 (FSA)                                1,085,300
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan
                   Acquisition Auth. Rev., Series
                   1999 A1, (Guaranteed Student
                   Loans), 5.65%, 5/1/14                              1,086,780
--------------------------------------------------------------------------------
        1,880,000  Arizona Tourism & Sports Auth.
                   Tax Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/13                         1,978,700
--------------------------------------------------------------------------------
          500,000  Cochise County Unified School
                   District No. 9 Benson GO,
                   2.50%, 7/1/04 (FSA)                                  504,040
--------------------------------------------------------------------------------
          510,000  Cochise County Unified School
                   District No. 9 Benson GO,
                   2.75%, 7/1/05 (FSA)                                  522,383
--------------------------------------------------------------------------------
          930,000  Cochise County Unified School
                   District No. 68 Sierra Vista GO,
                   2.50%, 7/1/07 (FSA)                                  948,461
--------------------------------------------------------------------------------
        2,060,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)(1)                            2,236,273
--------------------------------------------------------------------------------
        1,000,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                    1,021,300
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University),
                   5.75%, 5/15/21                                       533,250
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Elementary
                   School District No. 79 GO,
                   Series 2000 A, (Litchfield
                   Elementary Projects of 1998),
                   4.55%, 7/1/07 (FSA)                                1,759,656
--------------------------------------------------------------------------------
          340,000  Maricopa County Industrial
                   Development Auth. Hospital
                   Facility Rev., Series 1990 A,
                   (Samaritan Health Services),
                   7.15%, 12/1/04 (MBIA)(2)                             350,237
--------------------------------------------------------------------------------
        1,650,000  Maricopa County Stadium
                   District Rev., 2.50%, 6/1/04
                   (AMBAC)                                            1,661,319
--------------------------------------------------------------------------------
        1,445,000  Maricopa County Unified High
                   School District No. 210 Phoenix
                   GO, 4.75%, 7/1/11 (FSA)                            1,595,887
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified High
                   School District No. 210 Phoenix
                   GO, Series 1992 E, 7.10%,
                   7/1/04                                             1,034,940
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,000,000  Maricopa County Unified School
                   District No. 1 Phoenix GO,
                   5.50%, 7/1/07, Prerefunded at
                   101% of par (MBIA)(2)                            $ 1,133,180
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Unified School
                   District No. 28 Kyrene GO,
                   Series 2001 B, 4.30%, 7/1/07
                   (MBIA)(3)                                            957,653
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 48 Scottsdale GO,
                   6.60%, 7/1/12                                      1,234,550
--------------------------------------------------------------------------------
        1,955,000  Maricopa County Unified School
                   District No. 90 Saddle Mountain
                   GO, Series 2003 A, 5.00%,
                   7/1/10                                             2,094,118
--------------------------------------------------------------------------------
        2,145,000  Mesa Industrial Development
                   Auth. Rev., Series 1998 A1,
                   (Lutheran Health System),
                   4.75%, 1/1/05 (MBIA)                               2,226,725
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District Rev., 5.75%,
                   3/1/14 (AMBAC)                                     1,427,439
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,322,098
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Rev., (Senior Lien),
                   5.00%, 7/1/05                                      1,055,400
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(2)                                          1,209,600
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 6.50%, 7/1/06                       1,120,770
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 5.50%, 7/1/19
                   (FGIC)                                             1,106,740
--------------------------------------------------------------------------------
        2,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17(1)                                   2,543,553
--------------------------------------------------------------------------------
        1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/06, Prerefunded at
                   102% of Par(2)                                     1,109,980
--------------------------------------------------------------------------------
        1,080,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A, 6.60%,
                   12/1/29 (GNMA/FNMA/FHLMC)                          1,100,693
--------------------------------------------------------------------------------
          500,000  Pima County COP, 2.00%,
                   1/1/06 (AMBAC)                                       504,660
--------------------------------------------------------------------------------
        1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (AMBAC)                                            1,923,271
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (AMBAC)                                            2,020,050
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  980,000  Pima County Unified School
                   District No. 6 Marana GO,
                   4.50%, 7/1/12 (MBIA)(4)                          $ 1,057,057
--------------------------------------------------------------------------------
        1,525,000  Pima County Unified School
                   District No. 6 Marana GO,
                   4.50%, 7/1/13 (MBIA)(4)                            1,637,362
--------------------------------------------------------------------------------
        1,125,000  Pima County Unified School
                   District No. 6 Marana GO,
                   5.50%, 7/1/15 (FGIC)                               1,263,285
--------------------------------------------------------------------------------
        1,550,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 5.05%,
                   7/1/05, Prerefunded at 101%
                   of Par (MBIA)(2)                                   1,656,563
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 7.00%,
                   7/1/05 (MBIA)                                      1,088,240
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 12 Sunnyside GO,
                   5.50%, 7/1/05, Prerefunded at
                   101% of Par (MBIA)(2)                              1,076,150
--------------------------------------------------------------------------------
          560,000  Pinal County COP, 3.40%,
                   12/1/03 (AMBAC)                                      560,106
--------------------------------------------------------------------------------
          820,000  Pinal County COP, 4.75%,
                   6/1/13 (AMBAC)                                       886,592
--------------------------------------------------------------------------------
          435,000  Prescott Valley Municipal
                   Property Corp. Rev., 3.00%,
                   1/1/05 (FGIC)                                        443,726
--------------------------------------------------------------------------------
        1,500,000  Salt River Project Agricultural
                   Improvement and Power
                   District Electrical System Rev.,
                   Series 2001 A, 5.00%, 1/1/05                       1,562,535
--------------------------------------------------------------------------------
        1,345,000  Scottsdale GO, 4.00%, 7/1/04                       1,368,215
--------------------------------------------------------------------------------
        1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                   Prerefunded at 100% of Par(2)                      1,902,512
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/20                          1,060,540
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP,
                   Series 2002 A, 5.50%, 6/1/17
                   (AMBAC)                                            1,829,618
--------------------------------------------------------------------------------
          500,000  Yavapai County Unified School
                   District No. 28 Camp Verde GO,
                   6.10%, 7/1/04 (FGIC)                                 514,470
--------------------------------------------------------------------------------
                                                                     60,814,305
--------------------------------------------------------------------------------
PUERTO RICO -- 3.3%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth GO,
                   (Public Improvement), 5.25%,
                   7/1/10                                             1,113,390
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10                                             1,128,080
--------------------------------------------------------------------------------
                                                                      2,241,470
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.5%
--------------------------------------------------------------------------------
       $1,000,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1999 A,
                   (Gross Receipts Taxes), 5.00%,
                   10/1/04                                          $ 1,026,770
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $60,570,200)                                                   64,082,545
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 6.0%

ARIZONA -- 6.0%
--------------------------------------------------------------------------------
        1,500,000  Phoenix Industrial Development
                   Auth. Rev., Series 2003 A,
                   (Sunrise Vista Apartments),
                   VRDN, 1.25%, 12/4/03 (LOC:
                   Wells Fargo Bank N.A.)                             1,500,000
--------------------------------------------------------------------------------
        1,115,000  Pima County Industrial
                   Development Auth. Rev., (Lease
                   Purchase), VRDN, 1.25%,
                   12/4/03                                            1,115,000
--------------------------------------------------------------------------------
        1,485,000  Pinal County Industrial
                   Development Auth. Pollution
                   Control Rev., (Newmont), VRDN,
                   1.10%, 12/1/03 (LOC: ABN
                   AMRO Bank N.V.)                                    1,485,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $4,100,000)                                                     4,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $64,670,200)                                                  $68,182,545
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

(1)  Security, or a portion thereof, has been segregated for a when-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero coupon securities are issued at a substantial discount from their value at maturity.

(4)  When-issued security.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $64,670,200)               $68,182,545
-----------------------------------------------------------------
Receivable for capital shares sold                                        4,740
-----------------------------------------------------------------
Interest receivable                                                   1,182,011
--------------------------------------------------------------------------------
                                                                     69,369,296
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                           12,236
-----------------------------------------------------------------
Payable for investments purchased                                     2,677,584
-----------------------------------------------------------------
Accrued management fees                                                  27,318
-----------------------------------------------------------------
Dividends payable                                                        38,860
--------------------------------------------------------------------------------
                                                                      2,755,998
--------------------------------------------------------------------------------
NET ASSETS                                                          $66,613,298
================================================================================
CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                   5,980,868
================================================================================

NET ASSET VALUE PER SHARE                                                $11.14
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $62,814,982
-----------------------------------------------------------------
Undistributed net realized gain on investment transactions              285,971
-----------------------------------------------------------------
Net unrealized appreciation on investments                            3,512,345
--------------------------------------------------------------------------------
                                                                    $66,613,298
================================================================================

See Notes to Financial Statements.

------
7

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                             $1,456,142
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                         172,844
-----------------------------------------------------------------
Trustees' fees and expenses                                               1,915
-----------------------------------------------------------------
Other expenses                                                              148
--------------------------------------------------------------------------------
                                                                        174,907
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,281,235
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             72,815
-----------------------------------------------------------------
Change in net unrealized appreciation on investments                 (1,813,574)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                     (1,740,759)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(459,524)
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MAY 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  NOVEMBER 30,       MAY 31,
                                                       2003            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $1,281,235      $2,652,679
----------------------------------------------
Net realized gain                                       72,815         436,649
----------------------------------------------
Change in net unrealized appreciation               (1,813,574)      3,257,820
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                      (459,524)      6,347,148
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (1,281,235)     (2,652,679)
----------------------------------------------
From net realized gains                                 --            (485,706)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                  (1,281,235)     (3,138,385)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            7,441,110      26,659,951
----------------------------------------------
Proceeds from reinvestment
of distributions                                     1,009,718       2,545,075
----------------------------------------------
Payments for shares redeemed                       (15,884,178)    (22,952,939)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     (7,433,350)      6,252,087
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                                       (9,174,109)      9,460,850

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 75,787,407      66,326,557
--------------------------------------------------------------------------------
End of period                                      $66,613,298     $75,787,407
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                   670,276       2,401,588
----------------------------------------------
Issued in reinvestment
of distributions                                        91,077         228,851
----------------------------------------------
Redeemed                                            (1,431,296)     (2,068,611)
--------------------------------------------------------------------------------
Net increase (decrease) in
shares of the fund                                    (669,943)        561,828
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's objective is to seek safety of principal and high current income that is exempt from federal and Arizona income taxes. The fund invests primarily in
Arizona municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona than a fund with a broader geographical diversification. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended November 30,
2003, the effective annual management fee was 0.50%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

The fund has a bank line of credit  agreement  with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned  subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
10

Notes to Financial Statements

NOVEMBER 30, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2003, were $6,462,364 and $16,037,116, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to
$650,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended November 30, 2003.

5. FEDERAL TAX INFORMATION

On December 9, 2003, the fund declared and paid a per-share distribution of
$0.0390 from net realized gains to shareholders of record on December 8, 2003.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                  $64,670,200
================================================================================
Gross tax appreciation of investments                             $3,582,403
-----------------------------------------------------------
Gross tax depreciation of investments                                (70,058)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $3,512,345
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The fund had net capital losses of $17,310 incurred in the seven-month period ended May 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
11

Arizona Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
---------------------------------------------------------------------------------------------
                                      2003(1)    2003      2002      2001     2000     1999
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $11.40    $10.89    $10.69    $10.12   $10.62   $10.67
---------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                0.21      0.41      0.44      0.48     0.48     0.46
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                         (0.26)     0.59      0.27      0.57    (0.47)    0.01
---------------------------------------------------------------------------------------------
  Total From Investment Operations    (0.05)     1.00      0.71      1.05     0.01     0.47
---------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income          (0.21)    (0.41)    (0.44)    (0.48)   (0.48)   (0.46)
-------------------------------------
  From Net Realized Gains               --      (0.08)    (0.07)      --     (0.03)   (0.06)
---------------------------------------------------------------------------------------------
  Total Distributions                 (0.21)    (0.49)    (0.51)    (0.48)   (0.51)   (0.52)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $11.14    $11.40    $10.89    $10.69   $10.12   $10.62
=============================================================================================
  TOTAL RETURN(2)                     (0.44)%    9.36%     6.74%    10.57%    0.20%    4.51%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(3)    0.51%     0.51%     0.51%    0.51%    0.51%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                3.71%(3)    3.70%     4.04%     4.57%    4.71%    4.30%
-------------------------------------
Portfolio Turnover Rate                 10%       50%       77%      104%     117%      70%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $66,613   $75,787   $66,327   $50,309  $40,594  $45,410
---------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total Returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

------
12

Additional Information

INDEX DEFINITIONS

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL  5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
13

Notes

------
14

Notes

------
15

Notes

------
16

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0401                                 American Century Investment Services, Inc.
SH-SAN-36709N                     (c)2004 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

        Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not  applicable  prior to the  first  reporting  period  ending  after
        January 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Municipal Trust

By:   /s/ William M. Lyons
      -------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  January 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:   January 29, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  January 29, 2004